UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07972
Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	October 31
Date of reporting period:	July 31, 2017

Item 1. Schedule of Investments.

Schedule of investments Delaware Diversified Income Fund	July 31, 2017 (Unaudited)

	Principal amount°	Value (US $)
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.764% 9/26/33 ϕ	725,641	$804,134
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 ϕ	191	192
Series 2002-W11 AV1 1.572% 11/25/32 ●	3,559	3,481
Total Agency Asset-Backed Securities (cost $702,515)		807,807

Agency Collateralized Mortgage Obligations – 6.91%
Fannie Mae Connecticut Avenue Securities
Series 2016-C03 1M1 3.232% 10/25/28 ●	5,115,494	5,224,154
Series 2016-C04 1M1 2.682% 1/25/29 ●	3,291,623	3,335,342
Series 2016-C05 2M1 2.582% 1/25/29 ●	1,781,388	1,798,853
Series 2017-C01 1M1 2.532% 7/25/29 ●	2,577,099	2,608,263
Series 2017-C04 2M2 4.082% 11/25/29 ●	1,860,000	1,923,292
Series 2017-C05 1M2 3.424% 1/25/30 ●	3,075,000	3,072,182
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 ●	10,047	11,242
Series 2002-T4 A3 7.50% 12/25/41	104,697	117,839
Series 2002-T19 A1 6.50% 7/25/42	85,174	99,639
Series 2004-T1 1A2 6.50% 1/25/44	35,701	41,106
Fannie Mae Interest Strip
Series 265 2 9.00% 3/25/24	3,728	4,321
Series 413 167 4.50% 7/25/42 Σ●	188,564	47,258
Series 419 C3 3.00% 11/25/43 Σ	2,050,555	398,566
Fannie Mae REMIC Trust
Series 2002-W1 2A 7.50% 2/25/42 ●	11,076	12,563
Series 2002-W6 2A 7.50% 6/25/42 ●	22,329	25,224
Series 2003-W1 2A 7.50% 12/25/42 ●	12,419	14,228
Series 2003-W10 1A4 4.505% 6/25/43	16,241	17,067
Series 2003-W15 2A7 5.55% 8/25/43	15,705	16,592
Series 2004-W11 1A2 6.50% 5/25/44	244,305	282,315
Fannie Mae REMICs
Series 1990-92 C 7.00% 8/25/20	350	367
Series 1996-46 ZA 7.50% 11/25/26	87,684	101,298
Series 2001-50 BA 7.00% 10/25/41	47,543	54,579
Series 2002-77 Z 5.50% 12/25/32	414,801	458,685
Series 2002-83 GH 5.00% 12/25/17	5,055	5,066
Series 2002-84 DZ 5.50% 12/25/32	457,113	508,781
Series 2002-90 A2 6.50% 11/25/42	156,884	180,242
Series 2003-11 BY 5.50% 2/25/33	69,145	77,147
Series 2003-38 MP 5.50% 5/25/23	1,041,736	1,106,433
Series 2003-78 B 5.00% 8/25/23	37,314	39,846
Series 2005-70 PA 5.50% 8/25/35	330,413	373,328

NQ-189 [7/17] 9/17 (256296)     1

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2007-40 PT 5.50% 5/25/37	15,648	$17,400
Series 2008-15 SB 5.368% 8/25/36 Σ●	703,884	133,024
Series 2009-11 MP 7.00% 3/25/49	16,905	20,314
Series 2009-69 HL 5.00% 9/25/39	781,023	850,999
Series 2009-94 AC 5.00% 11/25/39	2,637,482	2,872,662
Series 2010-35 AB 5.00% 11/25/49	109,316	117,539
Series 2010-43 HJ 5.50% 5/25/40	831,003	923,030
Series 2010-96 DC 4.00% 9/25/25	6,841,359	7,290,788
Series 2010-129 SM 4.768% 11/25/40 Σ●	5,396,582	867,913
Series 2011-105 FP 1.632% 6/25/41 ●	20,260	20,197
Series 2012-19 HB 4.00% 1/25/42	555,052	578,178
Series 2012-19 NI 3.50% 10/25/31 Σ	2,949,805	333,037
Series 2012-98 MI 3.00% 8/25/31 Σ	7,308,610	822,011
Series 2012-99 AI 3.50% 5/25/39 Σ	2,568,335	317,257
Series 2012-115 MI 3.50% 3/25/42 Σ	1,292,496	161,841
Series 2012-120 WI 3.00% 11/25/27 Σ	5,900,990	570,477
Series 2012-122 SD 4.868% 11/25/42 Σ●	11,717,523	2,332,579
Series 2012-139 NS 5.468% 12/25/42 Σ●	2,609,839	640,611
Series 2013-2 LZ 3.00% 2/25/43	975,270	913,977
Series 2013-7 EI 3.00% 10/25/40 Σ	3,933,766	516,529
Series 2013-20 IH 3.00% 3/25/33 Σ	2,348,774	335,564
Series 2013-23 IL 3.00% 3/25/33 Σ	2,183,083	304,910
Series 2013-26 ID 3.00% 4/25/33 Σ	9,702,788	1,386,216
Series 2013-31 MI 3.00% 4/25/33 Σ	3,379,700	484,944
Series 2013-38 AI 3.00% 4/25/33 Σ	9,349,699	1,326,589
Series 2013-41 HI 3.00% 2/25/33 Σ	7,105,836	761,957
Series 2013-43 IX 4.00% 5/25/43 Σ	22,549,563	5,367,197
Series 2013-44 DI 3.00% 5/25/33 Σ	28,289,767	4,059,033
Series 2013-44 Z 3.00% 5/25/43	142,232	136,475
Series 2013-45 PI 3.00% 5/25/33 Σ	733,113	104,272
Series 2013-55 AI 3.00% 6/25/33 Σ	9,058,229	1,310,953
Series 2013-59 PY 2.50% 6/25/43	514,000	476,333
Series 2013-62 PY 2.50% 6/25/43	105,000	96,093
Series 2013-69 IJ 3.00% 7/25/33 Σ	1,667,715	236,094
Series 2013-72 ZL 3.50% 7/25/43	180,842	179,090
Series 2013-103 SK 4.688% 10/25/43 Σ●	8,796,116	2,035,902
Series 2014-21 ID 3.50% 6/25/33 Σ	94,251	12,623
Series 2014-36 ZE 3.00% 6/25/44	4,471,782	4,139,306
Series 2014-68 BS 4.918% 11/25/44 Σ●	7,664,205	1,615,833
Series 2014-72 ZJ 3.00% 11/25/44	430,115	422,072
Series 2014-77 AI 3.00% 10/25/40 Σ	387,312	45,705
Series 2014-85 IB 3.00% 12/25/44 Σ	1,350,116	255,770

2     NQ-189 [7/17] 9/17 (256296)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2014-90 SA 4.918% 1/25/45 Σ●	34,703,010	$6,761,076
Series 2015-27 SA 5.218% 5/25/45 Σ●	2,900,441	570,035
Series 2015-31 ZD 3.00% 5/25/45	688,913	600,866
Series 2015-34 OK 0.884% 3/25/44 Ω	920,667	801,572
Series 2015-40 GZ 3.50% 5/25/45	2,017,510	1,984,816
Series 2015-43 PZ 3.50% 6/25/45	2,114,673	2,192,882
Series 2015-44 Z 3.00% 9/25/43	9,378,586	9,164,577
Series 2015-56 MI 3.50% 10/25/41 Σ	2,442,556	385,988
Series 2015-66 KI 3.00% 9/25/45 Σ	2,427,599	358,635
Series 2015-89 AZ 3.50% 12/25/45	1,515,769	1,475,958
Series 2015-90 AZ 3.00% 6/25/41	585,530	546,544
Series 2015-95 SH 4.768% 1/25/46 Σ●	6,733,516	1,557,103
Series 2016-6 AI 3.50% 4/25/34 Σ	5,526,525	700,107
Series 2016-23 AI 3.50% 2/25/41 Σ	2,323,266	349,596
Series 2016-33 DI 3.50% 6/25/36 Σ	10,964,596	1,634,092
Series 2016-36 SB 4.768% 3/25/43 Σ●	3,483,546	594,713
Series 2016-40 IO 3.50% 7/25/36 Σ	1,448,934	222,853
Series 2016-40 ZC 3.00% 7/25/46	1,600,105	1,482,563
Series 2016-55 SK 4.768% 8/25/46 Σ●	5,501,729	1,277,084
Series 2016-62 SA 4.768% 9/25/46 Σ●	10,849,723	2,625,905
Series 2016-64 CI 3.50% 7/25/43 Σ	5,414,417	782,369
Series 2016-74 GS 4.768% 10/25/46 Σ●	7,168,858	1,790,986
Series 2016-79 JS 4.818% 11/25/46 Σ●	5,465,366	1,215,587
Series 2016-85 SA 4.768% 11/25/46 Σ●	10,882,043	2,660,161
Series 2016-90 CI 3.00% 2/25/45 Σ	775,900	112,439
Series 2016-99 DI 3.50% 1/25/46 Σ	3,068,384	521,225
Series 2016-105 SA 4.768% 1/25/47 Σ●	7,168,212	1,625,723
Series 2017-4 BI 3.50% 5/25/41 Σ	3,246,265	422,774
Series 2017-6 NI 3.50% 3/25/46 Σ	635,605	115,728
Series 2017-8 BZ 3.00% 2/25/47	5,055,168	4,665,105
Series 2017-8 SG 4.768% 2/25/47 Σ●	8,983,572	2,046,653
Series 2017-11 EI 3.00% 3/25/42 Σ	8,797,226	1,242,299
Series 2017-16 SM 4.818% 3/25/47 Σ●	10,976,059	2,427,489
Series 2017-16 WI 3.00% 1/25/45 Σ	1,925,366	266,045
Series 2017-16 YT 3.00% 7/25/46	1,319,000	1,313,807
Series 2017-21 ZD 3.50% 4/25/47	1,792,764	1,763,685
Series 2017-25 BL 3.00% 4/25/47	725,000	663,489
Series 2017-25 GS 5.468% 4/25/47 Σ●	11,332,884	1,778,627
Series 2017-39 CY 3.50% 5/25/47	4,178,523	4,213,566
Series 2017-40 GZ 3.50% 5/25/47	1,553,514	1,588,987
Series 2017-45 JZ 3.00% 6/25/47	530,643	459,518
Series 2017-45 ZK 3.50% 6/25/47	1,131,572	1,118,089

NQ-189 [7/17] 9/17 (256296)     3

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2017-46 VG 3.50% 4/25/38	928,000	$960,873
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	98,484	109,135
Series 2326 ZQ 6.50% 6/15/31	298,458	337,501
Series 2621 QH 5.00% 5/15/33	35,272	38,903
Series 2624 QH 5.00% 6/15/33	30,335	33,417
Series 2708 ZD 5.50% 11/15/33	33,312	37,483
Series 2717 MH 4.50% 12/15/18	7,007	7,072
Series 2809 DC 4.50% 6/15/19	116,336	117,239
Series 2981 NE 5.00% 5/15/35	9,369	10,325
Series 3123 HT 5.00% 3/15/26	15,838	16,961
Series 3139 ZT 5.50% 4/15/36	120,431	138,029
Series 3150 EQ 5.00% 5/15/26	21,479	22,905
Series 3232 KF 1.676% 10/15/36 ●	34,846	35,011
Series 3239 EF 1.576% 11/15/36 ●	7,259	7,260
Series 3290 PE 5.50% 3/15/37	154,920	176,617
Series 3574 D 5.00% 9/15/39	107,996	118,224
Series 3578 EO 0.49% 5/15/37 Ω	660,697	623,210
Series 3662 ZB 5.50% 8/15/36	188,042	210,166
Series 4050 EI 4.00% 2/15/39 Σ	6,177,212	689,883
Series 4065 DE 3.00% 6/15/32	1,626,000	1,657,072
Series 4097 VY 1.50% 8/15/42	341,521	287,094
Series 4101 WI 3.50% 8/15/32 Σ	3,216,049	464,305
Series 4109 AI 3.00% 7/15/31 Σ	13,672,018	1,568,347
Series 4120 IK 3.00% 10/15/32 Σ	11,679,837	1,646,780
Series 4122 LI 3.00% 10/15/27 Σ	577,014	59,377
Series 4135 AI 3.50% 11/15/42 Σ	5,377,162	1,099,141
Series 4136 EZ 3.00% 11/15/42	2,853,501	2,859,992
Series 4142 HA 2.50% 12/15/32	474,910	479,890
Series 4146 IA 3.50% 12/15/32 Σ	6,140,767	965,400
Series 4150 PQ 2.50% 1/15/43	279,515	255,088
Series 4150 UI 3.50% 8/15/32 Σ	5,685,268	618,268
Series 4153 IB 2.50% 1/15/28 Σ	3,130,827	277,383
Series 4156 AI 3.00% 10/15/31 Σ	3,002,732	340,779
Series 4158 ZT 3.00% 1/15/43	237,371	226,138
Series 4159 KS 4.924% 1/15/43 Σ●	5,481,439	1,247,731
Series 4161 IM 3.50% 2/15/43 Σ	1,634,616	361,819
Series 4171 MN 3.00% 2/15/43	739,000	721,751
Series 4171 Z 3.00% 2/15/43	1,108,273	1,048,657
Series 4180 ZB 3.00% 3/15/43	763,846	755,911
Series 4181 DI 2.50% 3/15/33 Σ	3,671,583	458,244
Series 4184 GS 4.894% 3/15/43 Σ●	6,019,421	1,344,392

4     NQ-189 [7/17] 9/17 (256296)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4185 LI 3.00% 3/15/33 Σ	6,968,463	$997,855
Series 4191 CI 3.00% 4/15/33 Σ	2,942,365	422,172
Series 4217 HI 2.50% 6/15/28 Σ	596,089	55,416
Series 4226 GZ 3.00% 7/15/43	526,462	494,620
Series 4251 KI 2.50% 4/15/28 Σ	445,436	28,037
Series 4278 HI 4.00% 12/15/28 Σ	398,734	40,471
Series 4342 CI 3.00% 11/15/33 Σ	2,149,404	265,314
Series 4356 GZ 2.00% 1/15/43	147,347	126,842
Series 4389 ZC 3.00% 9/15/44	873,872	850,402
Series 4391 GZ 2.50% 12/15/40	108,664	104,787
Series 4403 CZ 3.00% 10/15/44	125,107	119,581
Series 4435 DY 3.00% 2/15/35	6,624,571	6,671,959
Series 4453 DI 3.50% 11/15/33 Σ	2,775,841	359,564
Series 4479 TI 4.00% 7/15/34 Σ	1,212,640	189,658
Series 4494 SA 4.954% 7/15/45 Σ●	1,495,344	334,674
Series 4504 IO 3.50% 5/15/42 Σ	2,649,957	280,871
Series 4520 AI 3.50% 10/15/35 Σ	1,638,598	271,477
Series 4527 CI 3.50% 2/15/44 Σ	6,991,707	1,187,448
Series 4567 LI 4.00% 8/15/45 Σ	256,499	47,919
Series 4574 AI 3.00% 4/15/31 Σ	6,820,023	854,030
Series 4581 LI 3.00% 5/15/36 Σ	2,661,810	371,897
Series 4592 WT 5.50% 6/15/46	255,633	286,234
Series 4594 SG 4.774% 6/15/46 Σ●	16,315,256	3,829,554
Series 4596 ZH 3.00% 11/15/45	2,649,625	2,623,260
Series 4609 QZ 3.00% 8/15/46	2,019,321	1,852,296
Series 4614 HB 2.50% 9/15/46	2,842,000	2,586,466
Series 4618 SA 4.774% 9/15/46 Σ●	3,285,509	811,876
Series 4623 LZ 2.50% 10/15/46	2,481,839	2,164,193
Series 4623 MW 2.50% 10/15/46	2,880,000	2,648,921
Series 4625 PZ 3.00% 6/15/46	1,274,317	1,206,707
Series 4631 GS 4.774% 11/15/46 Σ●	11,510,956	2,426,234
Series 4631 LJ 3.00% 3/15/41	776,000	771,046
Series 4636 NZ 3.00% 12/15/46	3,144,482	3,004,030
Series 4644 GI 3.50% 5/15/40 Σ	4,060,235	635,196
Series 4648 MZ 3.00% 6/15/46	547,136	521,263
Series 4648 ND 3.00% 9/15/46	428,000	413,931
Series 4648 SA 4.774% 1/15/47 Σ●	7,837,198	1,759,386
Series 4650 JE 3.00% 7/15/46	519,000	501,400
Series 4655 WI 3.50% 8/15/43 Σ	3,182,436	525,686
Series 4657 JZ 3.50% 2/15/47	609,816	621,636
Series 4657 NW 3.00% 4/15/45	678,000	674,003
Series 4657 PS 4.774% 2/15/47 Σ●	8,183,291	1,806,980

NQ-189 [7/17] 9/17 (256296)     5

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4660 GI 3.00% 8/15/43 Σ	2,330,703	$355,240
Series 4663 AI 3.00% 3/15/42 Σ	5,555,043	769,923
Series 4663 HZ 3.50% 3/15/47	711,238	691,242
Series 4664 ZC 3.00% 9/15/45	528,250	509,044
Series 4665 NI 3.50% 7/15/41 Σ	16,980,557	2,215,964
Series 4675 KS 4.774% 4/15/47 Σ●	6,141,393	1,458,358
Series 4676 KZ 2.50% 7/15/45	1,575,051	1,381,120
Freddie Mac Strips
Series 19 F 1.617% 6/1/28 ●	1,314	1,314
Series 267 S5 4.774% 8/15/42 Σ●	7,510,742	1,574,165
Series 284 S6 4.874% 10/15/42 Σ●	6,271,916	1,335,982
Series 299 S1 4.774% 1/15/43 Σ●	5,742,320	1,139,411
Series 303 151 4.312% 12/15/42 Σ●	883,485	214,140
Series 319 S2 4.774% 11/15/43 Σ●	2,240,913	500,706
Series 326 S2 4.724% 3/15/44 Σ●	5,702,931	1,088,632
Series 337 S1 4.824% 9/15/44 Σ●	4,719,122	1,088,897
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 4.082% 4/25/28 ●	2,986,169	3,110,325
Series 2015-HQA1 M2 3.882% 3/25/28 ●	1,927,301	1,982,448
Series 2015-HQA2 M2 4.032% 5/25/28 ●	2,264,136	2,345,237
Series 2016-DNA1 M2 4.132% 7/25/28 ●	1,585,000	1,650,905
Series 2016-DNA3 M2 3.232% 12/25/28 ●	1,485,000	1,524,676
Series 2016-DNA4 M2 2.532% 3/25/29 ●	1,225,000	1,245,023
Series 2016-HQA2 M2 3.482% 11/25/28 ●	1,720,000	1,778,723
Series 2017-DNA1 M2 4.482% 7/25/29 ●	4,500,000	4,780,659
Freddie Mac Structured Pass Through Certificates
Series T-42 A5 7.50% 2/25/42 ♦	68,193	79,588
Series T-54 2A 6.50% 2/25/43 ♦	19,522	23,038
Series T-58 2A 6.50% 9/25/43 ♦	423,477	491,523
GNMA
Series 2012-136 MX 2.00% 11/20/42	1,130,000	1,037,865
Series 2012-145 PY 2.00% 12/20/42	1,923,000	1,741,150
Series 2013-113 AZ 3.00% 8/20/43	8,101,019	7,849,046
Series 2013-113 LY 3.00% 5/20/43	817,000	817,793
Series 2015-64 GZ 2.00% 5/20/45	3,025,187	2,551,497
Series 2015-133 AL 3.00% 5/20/45	9,636,978	9,431,762
Series 2015-139 EY 2.50% 9/16/45	1,548,000	1,458,466
Series 2015-142 AI 4.00% 2/20/44 Σ	1,937,189	250,808
Series 2015-157 HZ 3.00% 10/20/45	499,128	465,927
Series 2016-5 GL 3.00% 7/20/45	251,000	250,849
Series 2016-49 PZ 3.00% 11/16/45	327,021	310,670
Series 2016-74 PL 3.00% 5/20/46	1,227,000	1,213,927

6     NQ-189 [7/17] 9/17 (256296)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2016-80 JZ 3.00% 6/20/46	359,481	$335,970
Series 2016-89 QS 4.822% 7/20/46 Σ●	5,047,870	1,245,552
Series 2016-108 YL 3.00% 8/20/46	3,095,000	2,930,260
Series 2016-111 PB 2.50% 8/20/46	2,739,000	2,510,805
Series 2016-118 DI 3.50% 3/20/43 Σ	11,507,639	1,812,762
Series 2016-118 ES 4.872% 9/20/46 Σ●	5,927,435	1,394,882
Series 2016-120 MW 2.00% 9/20/46	1,614,000	1,383,609
Series 2016-120 NS 4.872% 9/20/46 Σ●	11,789,013	2,927,836
Series 2016-121 JS 4.872% 9/20/46 Σ●	8,552,720	2,047,832
Series 2016-126 NS 4.872% 9/20/46 Σ●	5,888,810	1,378,292
Series 2016-134 MW 3.00% 10/20/46	461,000	468,880
Series 2016-134 MZ 3.00% 10/20/46	3,221,588	3,158,097
Series 2016-146 KS 4.872% 10/20/46 Σ●	3,544,407	856,896
Series 2016-147 ST 4.822% 10/20/46 Σ●	5,573,162	1,307,041
Series 2016-149 GI 4.00% 11/20/46 Σ	5,183,843	1,154,838
Series 2016-156 PB 2.00% 11/20/46	1,707,124	1,408,294
Series 2016-160 GI 3.50% 11/20/46 Σ	6,982,563	1,648,561
Series 2016-160 VZ 2.50% 11/20/46	821,565	705,069
Series 2016-163 MI 3.50% 11/20/46 Σ	5,582,271	695,330
Series 2016-163 XI 3.00% 10/20/46 Σ	8,135,492	1,130,528
Series 2016-171 IP 3.00% 3/20/46 Σ	7,158,401	1,140,641
Series 2017-4 BW 3.00% 1/20/47	495,000	473,643
Series 2017-10 IB 4.00% 1/20/47 Σ	6,880,304	1,676,331
Series 2017-10 KZ 3.00% 1/20/47	558,302	517,193
Series 2017-18 GM 2.50% 2/20/47	421,000	392,394
Series 2017-18 QS 4.874% 2/16/47 Σ●	6,654,504	1,519,072
Series 2017-25 CZ 3.50% 2/20/47	2,135,526	2,151,301
Series 2017-26 SA 4.872% 2/20/47 Σ●	7,137,049	1,495,557
Series 2017-34 DY 3.50% 3/20/47	1,098,995	1,101,158
Series 2017-107 QZ 3.00% 8/20/45	985,246	939,190
Series 2017-114 IK 4.00% 10/20/44 Σ	9,235,000	2,021,318
Vendee Mortgage Trust
Series 2000-1 1A 6.394% 1/15/30 ●	14,767	16,484
Total Agency Collateralized Mortgage Obligations (cost $317,932,317)		308,271,152

Agency Commercial Mortgage-Backed Securities – 1.29%
Freddie Mac Multifamily Structured Pass Through
Certificates
Series KS03 A4 3.161% 5/25/25 ♦●	4,250,000	4,404,174
FREMF Mortgage Trust
Series 2010-K8 B 144A 5.278% 9/25/43 #●	2,390,000	2,573,548
Series 2011-K12 B 144A 4.344% 1/25/46 #●	3,186,000	3,375,819

NQ-189 [7/17] 9/17 (256296)     7

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2011-K14 B 144A 5.167% 2/25/47 #●	3,335,000	$3,641,262
Series 2011-K15 B 144A 4.948% 8/25/44 #●	485,000	527,674
Series 2011-K704 B 144A 4.536% 10/25/30 #●	3,045,000	3,110,818
Series 2012-K18 B 144A 4.255% 1/25/45 #●	2,450,000	2,599,950
Series 2012-K22 B 144A 3.686% 8/25/45 #●	4,285,000	4,455,000
Series 2012-K23 B 144A 3.655% 10/25/45 #●	7,400,000	7,721,799
Series 2012-K708 B 144A 3.751% 2/25/45 #●	4,225,000	4,314,985
Series 2013-K32 B 144A 3.537% 10/25/46 #●	8,145,000	8,438,365
Series 2013-K33 B 144A 3.502% 8/25/46 #●	4,285,000	4,425,710
Series 2013-K712 B 144A 3.365% 5/25/45 #●	2,220,000	2,268,211
Series 2013-K713 B 144A 3.165% 4/25/46 #●	1,355,000	1,380,762
Series 2013-K713 C 144A 3.165% 4/25/46 #●	4,400,000	4,430,932
Total Agency Commercial Mortgage-Backed Securities (cost $57,106,646)		57,669,009

Agency Mortgage-Backed Securities – 4.24%
Fannie Mae ARM
2.53% 12/1/46 ●	7,433,958	7,477,620
Fannie Mae S.F. 30 yr
4.50% 4/1/39	639,887	692,624
4.50% 7/1/39	791,253	859,261
4.50% 9/1/39	655,204	711,424
4.50% 11/1/39	2,076,614	2,263,309
4.50% 7/1/40	744,085	808,489
4.50% 8/1/40	908,733	983,933
4.50% 1/1/42	865,715	940,220
4.50% 12/1/43	407,905	444,068
4.50% 10/1/44	1,270,345	1,382,801
5.50% 1/1/34	2,462	2,775
5.50% 11/1/34	1,008,210	1,127,720
5.50% 4/1/35	1,807	2,021
5.50% 8/1/37	5,341,662	5,979,536
5.50% 3/1/38	467,889	523,752
5.50% 12/1/39	1,143,953	1,276,496
5.50% 7/1/40	1,722,263	1,924,156
5.50% 6/1/41	4,460,383	5,001,080
5.50% 9/1/41	2,477,944	2,803,920
5.50% 5/1/44	63,559,246	71,125,288
6.00% 4/1/32	8,697	9,913
6.00% 8/1/34	187,660	214,682
6.00% 11/1/34	8,749	9,996
6.00% 12/1/34	1,933	2,210
6.00% 7/1/35	43,586	49,783

8     NQ-189 [7/17] 9/17 (256296)

(Unaudited)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 9/1/35	71,220	$81,364
6.00% 10/1/35	27,209	31,076
6.00% 11/1/35	16,690	19,056
6.00% 12/1/35	302,318	345,496
6.00% 3/1/36	1,097,341	1,252,233
6.00% 6/1/36	200,451	228,555
6.00% 7/1/36	15,335	17,424
6.00% 9/1/36	806,355	928,759
6.00% 12/1/36	152,078	172,237
6.00% 5/1/37	60,460	68,989
6.00% 6/1/37	87,009	99,004
6.00% 7/1/37	74,456	84,653
6.00% 8/1/37	142,071	162,339
6.00% 3/1/38	209,074	237,952
6.00% 5/1/38	654,362	743,663
6.00% 6/1/38	240,540	275,376
6.00% 9/1/38	473,580	537,716
6.00% 10/1/38	688,523	782,829
6.00% 11/1/38	395,918	450,016
6.00% 12/1/38	211,660	239,929
6.00% 2/1/39	35,121	40,125
6.00% 9/1/39	41,410	47,757
6.00% 10/1/39	6,710,280	7,670,806
6.00% 3/1/40	732,361	833,218
6.00% 7/1/40	2,407,303	2,729,510
6.00% 11/1/40	254,645	290,526
6.00% 5/1/41	1,295,786	1,467,191
6.00% 7/1/41	4,918,817	5,588,318
6.50% 2/1/36	449,149	512,383
6.50% 8/1/36	11,044	12,224
6.50% 9/1/36	2,606	3,006
6.50% 11/1/36	211,058	241,912
6.50% 3/1/37	414,889	471,352
6.50% 12/1/37	153,489	175,936
6.50% 3/1/40	560,756	639,784
6.50% 5/1/40	1,119,403	1,255,501
7.00% 12/1/37	4,293	4,573
7.50% 1/1/31	640	726
7.50% 3/1/32	8,823	10,092
7.50% 4/1/32	11,207	12,575
7.50% 6/1/34	20,083	22,891

NQ-189 [7/17] 9/17 (256296)     9

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac ARM
2.554% 10/1/46 ●	1,987,728	$2,001,886
3.111% 3/1/46 ●	3,396,983	3,487,177
Freddie Mac S.F. 30 yr
4.50% 4/1/39	375,725	405,991
4.50% 8/1/44	1,564,780	1,686,329
5.00% 12/1/41	2,094,488	2,308,504
5.00% 4/1/44	2,453,626	2,720,815
5.50% 3/1/34	196,598	219,700
5.50% 12/1/34	183,843	206,013
5.50% 12/1/35	210,820	236,543
5.50% 9/1/37	243,249	271,146
5.50% 4/1/38	793,372	884,254
5.50% 1/1/39	670,534	747,835
5.50% 6/1/39	175,518	195,417
5.50% 6/1/41	6,165,504	6,889,430
6.00% 2/1/36	2,562,908	2,906,364
6.00% 3/1/36	1,182,169	1,345,709
6.00% 10/1/36	1,162	1,319
6.00% 9/1/37	420,988	474,473
6.00% 8/1/38	2,183,188	2,484,049
6.00% 10/1/38	61,754	70,181
6.00% 5/1/40	1,296,889	1,470,066
6.00% 7/1/40	3,465,797	3,924,665
6.50% 12/1/31	263,280	297,938
6.50% 8/1/38	87,122	96,766
6.50% 4/1/39	289,344	326,669
7.00% 11/1/33	108,093	124,335
GNMA I S.F. 30 yr
5.50% 2/15/41	1,332,050	1,486,118
7.00% 12/15/34	1,364,212	1,604,721
GNMA II S.F. 30 yr
5.50% 5/20/37	1,275,076	1,415,519
5.50% 4/20/40	932,000	1,016,586
6.00% 2/20/39	1,148,657	1,276,570
6.00% 10/20/39	4,052,211	4,506,582
6.00% 2/20/40	4,309,275	4,811,455
6.00% 4/20/46	1,408,425	1,572,829
Total Agency Mortgage-Backed Securities (cost $189,163,967)		188,880,103

Collateralized Debt Obligations – 2.19%
Benefit Street Partners CLO II
Series 2013-IIA A1R 144A 2.554% 7/15/29 #●	4,000,000	3,997,976

10     NQ-189 [7/17] 9/17 (256296)

(Unaudited)

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A 2.797% 1/20/29 #●	14,000,000	$14,140,000
Benefit Street Partners CLO VI
Series 2015-VIA A1A 144A 2.854% 4/18/27 #●	2,750,000	2,750,894
Black Diamond CLO
Series 2017-1A A1A 144A 2.476% 4/24/29 #●	4,000,000	3,997,888
BlueMountain CLO
Series 2015-2A A1 144A 2.734% 7/18/27 #●	2,450,000	2,454,606
Cedar Funding III CLO
Series 2014-3A A1 144A 2.702% 5/20/26 #●	5,330,000	5,332,452
Cedar Funding IV CLO
Series 2014-4A AR 144A 2.386% 7/23/30 #●	4,000,000	3,997,984
Cedar Funding VI CLO
Series 2016-6A A1 144A 2.777% 10/20/28 #●	5,210,000	5,247,960
CIFC Funding
Series 2013-2A A1L 144A 2.454% 4/21/25 #●	10,000,000	10,005,910
GoldentTree Loan Management US CLO 1
Series 2017-1A A 144A 2.527% 4/20/29 #●	5,005,000	5,024,264
Hull Street CLO
Series 2014-1A AR 144A 2.524% 10/18/26 #●	3,000,000	2,998,482
KVK CLO
Series 2015-1A AR 144A 2.422% 5/20/27 #●	2,000,000	1,998,988
MP CLO IV
Series 2013-2A ARR 144A 2.595% 7/25/29 #●	7,000,000	7,000,000
OCP CLO
Series 2017-13A A1A 144A 2.561% 7/15/30 #●	5,750,000	5,742,099
TIAA CLO
Series 2017-1A A 144A 2.49% 4/20/29 #●	4,185,000	4,200,836
Venture CDO
Series 2016-25A A1 144A 2.797% 4/20/29 #●	2,085,000	2,090,659
Venture XXIV CLO
Series 2016-24A A1D 144A 2.727% 10/20/28 #●	5,335,000	5,379,723
Venture XXVIII CLO
Series 2017-28A A2 144A 2.716% 7/20/30 #●	7,550,000	7,471,918
Zais CLO 6
Series 2017-1A A1 144A 2.572% 7/15/29 #●	4,000,000	3,997,904
Total Collateralized Debt Obligations (cost $97,425,841)		97,830,543

Convertible Bonds – 1.73%
Aerojet Rocketdyne Holdings 144A 2.25% exercise price
$26.00, maturity date 12/15/23 #	491,000	558,819
Alaska Communications Systems Group 6.25% exercise
price $10.28, maturity date 5/1/18	1,222,000	1,258,660
Ares Capital 144A 3.75% exercise price $19.39, maturity
date 2/1/22 #	497,000	503,523

NQ-189 [7/17] 9/17 (256296)     11

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds (continued)
BioMarin Pharmaceutical 1.50% exercise price $94.15,
maturity date 10/15/20	1,109,000	$1,312,779
Blackhawk Network Holdings 144A 1.50% exercise price
$49.83, maturity date 1/15/22 #*	2,107,000	2,374,326
Blackstone Mortgage Trust 4.375% exercise price $35.67,
maturity date 5/5/22	1,326,000	1,360,807
Blackstone Mortgage Trust 5.25% exercise price $27.67,
maturity date 12/1/18	2,103,000	2,389,534
Brookdale Senior Living 2.75% exercise price $29.33,
maturity date 6/15/18	3,427,000	3,422,716
Cardtronics 1.00% exercise price $52.35, maturity date
12/1/20	1,179,000	1,130,366
Cemex 3.72% exercise price $11.01, maturity date
3/15/20 *	1,348,000	1,581,373
Chart Industries 2.00% exercise price $69.03, maturity
date 8/1/18 *	2,642,000	2,632,093
Ciena 144A 3.75% exercise price $20.17, maturity date
10/15/18 #	1,095,000	1,508,363
Clearwire Communications 144A 8.25% exercise price
$7.08, maturity date 12/1/40 #	2,469,000	2,533,811
DISH Network 144A 2.375% exercise price $82.22,
maturity date 3/15/24 #*	1,943,000	2,079,010
DISH Network 144A 3.375% exercise price $65.18,
maturity date 8/15/26 #	1,013,000	1,263,717
GAIN Capital Holdings 4.125% exercise price $12.00,
maturity date 12/1/18	1,727,000	1,691,381
General Cable 4.50% exercise price $31.01, maturity date
11/15/29 ϕ	3,176,000	2,810,760
Helix Energy Solutions Group 4.25% exercise price
$13.89, maturity date 5/1/22	2,354,000	2,311,334
Hologic 2.00% exercise price $31.18, maturity date
3/1/42 *ϕ	1,198,000	1,717,633
Infinera 1.75% exercise price $12.58, maturity date 6/1/18	1,793,000	2,011,522
Insulet 144A 1.25% exercise price $58.37, maturity date
9/15/21 #	1,036,000	1,132,477
Kaman 144A 3.25% exercise price $65.26, maturity date
5/1/24 #	1,899,000	1,984,455
Knowles 3.25% exercise price $18.43, maturity date
11/1/21 *	1,455,000	1,622,325
Liberty Interactive 144A 1.75% exercise price $341.10,
maturity date 9/30/46 #	1,389,000	1,724,096
Liberty Media 144A 2.25% exercise price $104.55,
maturity date 9/30/46 #	512,000	552,640
Medicines 2.75% exercise price $48.97, maturity date
7/15/23	1,527,000	1,632,936

12     NQ-189 [7/17] 9/17 (256296)

(Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Neurocrine Biosciences 144A 2.25% exercise price
$75.92, maturity date 5/15/24 #	1,408,000	$1,438,800
New Mountain Finance 5.00% exercise price $15.80,
maturity date 6/15/19	1,630,000	1,695,200
Novellus Systems 2.625% exercise price $33.63, maturity
date 5/15/41	477,000	2,256,210
NXP Semiconductors 1.00% exercise price $102.84,
maturity date 12/1/19	1,850,000	2,224,625
ON Semiconductor 1.00% exercise price $18.50, maturity
date 12/1/20 *	1,489,000	1,608,120
Pacira Pharmaceuticals 144A 2.375% exercise price
$66.89, maturity date 4/1/22 #	2,044,000	2,063,163
PDC Energy 1.125% exercise price $85.39, maturity date
9/15/21	1,122,000	1,060,991
PROS Holdings 2.00% exercise price $33.79, maturity
date 12/1/19	2,464,000	2,674,980
Silicon Laboratories 144A 1.375% exercise price $92.81,
maturity date 3/1/22 #	188,000	203,510
Spectrum Pharmaceuticals 2.75% exercise price $10.53,
maturity date 12/15/18	2,642,000	2,780,705
Spirit Realty Capital 3.75% exercise price $12.98, maturity
date 5/15/21 *	2,661,000	2,670,992
Synaptics 144A 0.50% exercise price $73.02, maturity
date 6/15/22 #	367,000	377,551
Synchronoss Technologies 0.75% exercise price $53.17,
maturity date 8/15/19 *	1,481,000	1,407,876
Team 144A 5.00% exercise price $21.70, maturity date
8/1/23 #	370,000	369,075
Vector Group 1.75% exercise price $23.46, maturity date
4/15/20 ●	2,229,000	2,493,694
Vector Group 2.50% exercise price $15.22, maturity date
1/15/19 ●	978,000	1,353,307
VEREIT 3.75% exercise price $14.99, maturity date
12/15/20 *	2,750,000	2,844,545
Verint Systems 1.50% exercise price $64.46, maturity date
6/1/21 *	2,751,000	2,677,067
Total Convertible Bonds (cost $72,121,837)		77,301,867

Corporate Bonds – 52.38%
Automotive – 0.13%
Allison Transmission 144A 5.00% 10/1/24 #	1,388,000	1,440,050
Goodyear Tire & Rubber
4.875% 3/15/27	1,900,000	1,929,687

NQ-189 [7/17] 9/17 (256296)     13

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Automotive (continued)
Goodyear Tire & Rubber
5.00% 5/31/26		2,535,000	$2,620,556
			5,990,293
Banking – 11.01%
Akbank 144A 7.20% 3/16/27 #●		4,060,000	4,242,801
Ally Financial 5.75% 11/20/25 *		2,200,000	2,362,250
ANZ New Zealand International 144A 2.60% 9/23/19 #		1,300,000	1,316,888
Banco de Bogota 144A 4.375% 8/3/27 #		2,680,000	2,663,250
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #		3,925,000	4,082,000
Banco Santander 4.25% 4/11/27		6,000,000	6,294,726
Bank Nederlandse Gemeenten 3.50% 7/19/27	AUD	1,736,000	1,399,970
Bank of America
3.30% 8/5/21	AUD	1,420,000	1,145,114
3.593% 7/21/28 ●		4,190,000	4,210,741
4.183% 11/25/27		24,570,000	25,429,262
4.443% 1/20/48 ●		5,970,000	6,373,273
Bank of New York Mellon
2.20% 8/16/23		7,740,000	7,571,709
2.50% 4/15/21		3,295,000	3,330,810
3.442% 2/7/28 ●		5,365,000	5,513,884
4.625%ψ●		7,155,000	7,290,945
Barclays
4.337% 1/10/28		2,080,000	2,172,052
4.836% 5/9/28		4,030,000	4,192,844
8.25%ψ●		7,590,000	8,084,109
BBVA Bancomer
144A 6.50% 3/10/21 #*		3,865,000	4,280,487
144A 7.25% 4/22/20 #		935,000	1,026,163
BGEO Group 144A 6.00% 7/26/23 #*		3,380,000	3,466,258
Citigroup
2.279% 5/17/24 ●		835,000	837,513
3.75% 10/27/23	AUD	2,222,000	1,796,494
Citizens Bank
2.55% 5/13/21		1,975,000	1,983,733
2.65% 5/26/22		305,000	305,759
Citizens Financial Group
2.375% 7/28/21		485,000	483,701
4.30% 12/3/25		4,810,000	5,058,663
Compass Bank
2.875% 6/29/22		5,190,000	5,192,678
3.875% 4/10/25		5,505,000	5,525,011

14     NQ-189 [7/17] 9/17 (256296)

(Unaudited)

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Cooperatieve Rabobank
2.50% 9/4/20	NOK	8,100,000	$1,071,998
3.75% 7/21/26		5,565,000	5,655,871
Credit Suisse Group
144A 4.282% 1/9/28 #		15,081,000	15,843,149
144A 6.25%#ψ●		10,305,000	11,081,719
Credit Suisse Group Funding Guernsey 4.55% 4/17/26		5,740,000	6,175,069
Fifth Third Bancorp 2.60% 6/15/22		3,440,000	3,442,253
Fifth Third Bank
2.25% 6/14/21		6,370,000	6,372,459
3.85% 3/15/26		2,435,000	2,525,976
Goldman Sachs Group
3.035% 8/21/19 ●	AUD	2,390,000	1,930,720
3.55% 2/12/21	CAD	1,500,000	1,246,862
3.691% 6/5/28 ●		12,545,000	12,638,260
5.15% 5/22/45		6,260,000	7,100,330
5.20% 12/17/19	NZD	1,444,000	1,134,405
HSBC Holdings 4.375% 11/23/26		2,300,000	2,421,606
ICICI Bank 144A 4.00% 3/18/26 #*		5,100,000	5,202,648
ING Groep
3.15% 3/29/22		1,475,000	1,511,300
3.95% 3/29/27		1,270,000	1,333,393
JPMorgan Chase & Co.
3.50% 12/18/26	GBP	986,000	1,465,792
3.54% 5/1/28 ●		4,220,000	4,262,517
3.882% 7/24/38 ●		6,330,000	6,343,192
4.032% 7/24/48 ●		4,215,000	4,249,415
4.25% 11/2/18	NZD	5,735,000	4,379,665
4.25% 10/1/27		820,000	868,128
6.75%*ψ●		4,475,000	5,131,706
KeyBank
2.40% 6/9/22		1,845,000	1,843,904
6.95% 2/1/28		17,740,000	22,513,887
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	4,880,000	4,069,970
Lloyds Banking Group
3.00% 1/11/22		3,905,000	3,950,872
7.50%ψ●		2,555,000	2,848,825
Manufacturers & Traders Trust 2.50% 5/18/22		2,850,000	2,861,297
Morgan Stanley
3.125% 8/5/21	CAD	999,000	819,344
3.591% 7/22/28 ●		6,725,000	6,752,781
3.95% 4/23/27		4,320,000	4,389,984

NQ-189 [7/17] 9/17 (256296)     15

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
4.375% 1/22/47		9,455,000	$9,940,212
5.00% 9/30/21	AUD	1,489,000	1,281,609
5.00% 11/24/25		7,825,000	8,584,839
Northern Trust 3.375% 5/8/32 ●		1,695,000	1,702,882
PNC Bank 2.30% 6/1/20		8,920,000	9,000,904
PNC Financial Services Group
3.15% 5/19/27		5,020,000	5,038,840
5.00%ψ●		5,800,000	6,017,500
Popular 7.00% 7/1/19		3,170,000	3,360,200
Royal Bank of Scotland Group
3.875% 9/12/23		3,720,000	3,820,790
8.625%ψ●		8,640,000	9,563,443
Santander UK 144A 5.00% 11/7/23 #		8,920,000	9,674,784
Santander UK Group Holdings 3.571% 1/10/23		1,040,000	1,066,433
State Street
2.653% 5/15/23 ●		2,375,000	2,396,444
3.30% 12/16/24		4,420,000	4,564,865
SunTrust Banks
2.45% 8/1/22		3,070,000	3,068,502
2.70% 1/27/22		5,605,000	5,650,372
3.30% 5/15/26		2,845,000	2,818,274
5.05%ψ●		485,000	491,669
Swedbank 144A 2.65% 3/10/21 #		6,150,000	6,240,694
Toronto-Dominion Bank 2.50% 12/14/20		3,650,000	3,708,243
Turkiye Garanti Bankasi
144A 5.25% 9/13/22 #		610,000	625,203
144A 6.25% 4/20/21 #		3,965,000	4,235,005
Turkiye Is Bankasi 144A 7.00% 6/29/28 #●		2,760,000	2,789,107
UBS Group 6.875%ψ●		2,760,000	3,031,984
UBS Group Funding Switzerland
144A 3.491% 5/23/23 #		4,485,000	4,612,840
144A 4.125% 9/24/25 #		5,345,000	5,662,119
144A 4.125% 4/15/26 #		4,570,000	4,850,447
144A 4.253% 3/23/28 #		6,135,000	6,530,591
US Bancorp
3.10% 4/27/26		7,010,000	6,984,519
3.15% 4/27/27		2,610,000	2,632,744
USB Capital IX 3.50%ψ●		27,182,000	24,327,890
Wells Fargo & Co.
2.625% 7/22/22		2,655,000	2,661,861

16     NQ-189 [7/17] 9/17 (256296)

(Unaudited)

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Wells Fargo & Co.
3.00% 7/27/21	AUD	2,492,000	$1,989,768
3.50% 9/12/29	GBP	1,700,000	2,511,330
3.584% 5/22/28 ●		11,540,000	11,742,019
4.75% 12/7/46		5,025,000	5,455,924
Wells Fargo Capital X 5.95% 12/15/36		470,000	534,155
Westpac Banking 4.322% 11/23/31 ●		3,190,000	3,295,583
Woori Bank 144A 4.75% 4/30/24 #		3,670,000	3,856,909
Zions Bancorporation 4.50% 6/13/23		3,460,000	3,707,930
			491,101,812
Basic Industry – 5.08%
Allegheny Technologies 7.875% 8/15/23		965,000	1,018,075
ArcelorMittal 6.125% 6/1/25 *		1,611,000	1,846,609
Barrick North America Finance 5.75% 5/1/43		3,475,000	4,266,702
BHP Billiton Finance 3.25% 9/25/24	GBP	472,000	686,868
BHP Billiton Finance USA 144A 6.25% 10/19/75 #*●		12,410,000	13,576,540
BMC East 144A 5.50% 10/1/24 #		1,200,000	1,266,000
Boise Cascade 144A 5.625% 9/1/24 #		3,705,000	3,871,725
Builders FirstSource
144A 5.625% 9/1/24 #		3,430,000	3,614,363
144A 10.75% 8/15/23 #		340,000	392,700
Cemex 144A 7.75% 4/16/26 #*		3,045,000	3,501,750
Cemex Finance 144A 6.00% 4/1/24 #*		240,000	255,300
CEMEX Finance 144A 9.375% 10/12/22 #		1,275,000	1,357,237
CF Industries 6.875% 5/1/18		9,229,000	9,581,086
Chemours
5.375% 5/15/27		865,000	913,656
7.00% 5/15/25		445,000	498,400
Cia Brasileira de Aluminio 144A 6.75% 4/5/21 #		3,545,000	3,835,690
Cliffs Natural Resources 144A 5.75% 3/1/25 #*		1,085,000	1,063,300
Dow Chemical 8.55% 5/15/19		33,171,000	37,065,143
First Quantum Minerals 144A 7.25% 4/1/23 #		2,105,000	2,176,044
FMG Resources
144A 4.75% 5/15/22 #		1,085,000	1,118,906
144A 5.125% 5/15/24 #*		3,535,000	3,689,656
Freeport-McMoRan
4.55% 11/14/24 *		3,040,000	2,986,800
6.875% 2/15/23		3,420,000	3,736,350
Georgia-Pacific 8.00% 1/15/24		15,521,000	20,129,433
HD Supply 144A 5.75% 4/15/24 #		2,550,000	2,738,063
Hexion 144A 10.375% 2/1/22 #*		200,000	203,500

NQ-189 [7/17] 9/17 (256296)     17

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Hudbay Minerals
144A 7.25% 1/15/23 #	30,000	$32,663
144A 7.625% 1/15/25 #	1,590,000	1,752,975
International Paper
4.35% 8/15/48	2,270,000	2,267,685
4.40% 8/15/47	1,825,000	1,845,571
INVISTA Finance 144A 4.25% 10/15/19 #	6,085,000	6,237,125
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	800,000	916,000
Koppers 144A 6.00% 2/15/25 #	380,000	405,650
Kraton Polymers 144A 10.50% 4/15/23 #*	350,000	408,625
Lennar
4.50% 4/30/24	1,290,000	1,344,825
4.75% 5/30/25	180,000	189,675
4.875% 12/15/23	782,000	833,807
M/I Homes 6.75% 1/15/21	370,000	389,425
MMC Norilsk Nickel 144A 4.10% 4/11/23 #	2,905,000	2,895,228
Mosaic 5.625% 11/15/43	1,555,000	1,605,587
NCI Building Systems 144A 8.25% 1/15/23 #	1,405,000	1,524,425
New Gold 144A 6.25% 11/15/22 #*	160,000	166,400
NOVA Chemicals
144A 5.00% 5/1/25 #	2,470,000	2,488,525
144A 5.25% 6/1/27 #	860,000	864,300
Novelis 144A 6.25% 8/15/24 #	1,225,000	1,313,813
OCP
144A 4.50% 10/22/25 #	5,635,000	5,701,831
144A 6.875% 4/25/44 #	2,310,000	2,580,593
Olin 5.125% 9/15/27 *	1,725,000	1,815,028
Phosagro OAO Via Phosagro Bond Funding 144A 3.95%
11/3/21 #	4,650,000	4,693,152
PolyOne 5.25% 3/15/23	2,470,000	2,612,025
PQ 144A 6.75% 11/15/22 #	360,000	390,787
PulteGroup 5.00% 1/15/27	2,080,000	2,160,600
Sherwin-Williams 3.45% 6/1/27	8,290,000	8,463,816
Southern Copper 5.875% 4/23/45	2,195,000	2,431,826
SPCM 144A 4.875% 9/15/25 #	2,645,000	2,721,044
Standard Industries 144A 5.00% 2/15/27 #	4,830,000	4,993,013
Steel Dynamics 5.00% 12/15/26	2,405,000	2,543,287
Summit Materials
144A 5.125% 6/1/25 #	1,085,000	1,117,550
6.125% 7/15/23	360,000	378,900
8.50% 4/15/22	130,000	146,900

18     NQ-189 [7/17] 9/17 (256296)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Suzano Austria
144A 5.75% 7/14/26 #	400,000	$425,000
144A 7.00% 3/16/47 #*	2,360,000	2,507,500
Suzano Trading 144A 5.875% 1/23/21 #*	2,365,000	2,545,331
US Concrete
144A 6.375% 6/1/24 #	2,480,000	2,659,800
6.375% 6/1/24	475,000	509,437
Vale Overseas
5.875% 6/10/21 *	1,980,000	2,165,625
6.25% 8/10/26	5,080,000	5,659,120
Vedanta Resources
144A 6.375% 7/30/22 #*	2,210,000	2,298,400
144A 8.25% 6/7/21 #	3,275,000	3,668,000
VM Holding 144A 5.375% 5/4/27 #	3,660,000	3,806,400
Westlake Chemical 5.00% 8/15/46	1,195,000	1,290,782
WR Grace & Co.-Conn 144A 5.625% 10/1/24 #	2,556,000	2,757,285
Zekelman Industries 144A 9.875% 6/15/23 #	440,000	499,400
		226,414,632
Brokerage – 0.81%
Affiliated Managers Group 3.50% 8/1/25	3,695,000	3,688,789
E*TRADE Financial 5.875%*ψ●	5,930,000	6,378,308
Jefferies Group
6.45% 6/8/27	3,815,000	4,413,020
6.50% 1/20/43	2,455,000	2,800,914
Lazard Group 3.75% 2/13/25	15,330,000	15,663,397
SUAM Finance 144A 4.875% 4/17/24 #*	3,110,000	3,304,375
		36,248,803
Capital Goods – 1.71%
Ardagh Packaging Finance
144A 6.00% 2/15/25 #	3,080,000	3,297,510
144A 7.25% 5/15/24 #	585,000	647,887
Ball 5.25% 7/1/25	3,535,000	3,901,756
BWAY Holding 144A 5.50% 4/15/24 #	2,165,000	2,275,956
CCL Industries 144A 3.25% 10/1/26 #	3,480,000	3,360,646
KLX 144A 5.875% 12/1/22 #	2,435,000	2,568,925
LafargeHolcim Finance US 144A 3.50% 9/22/26 #*	10,530,000	10,452,931
Lennox International 3.00% 11/15/23	3,730,000	3,751,116
Masco 3.50% 4/1/21	6,634,000	6,839,853
Owens-Brockway Glass Container 144A 5.875%
8/15/23 #*	3,165,000	3,513,150
Rockwell Collins
3.20% 3/15/24 *	2,705,000	2,762,936

NQ-189 [7/17] 9/17 (256296)     19

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Rockwell Collins
3.50% 3/15/27		1,915,000	$1,969,082
Roper Technologies 2.80% 12/15/21		2,925,000	2,960,296
Siemens Financieringsmaatschappij
144A 1.70% 9/15/21 #*		6,470,000	6,353,191
144A 3.125% 3/16/24 #*		6,780,000	6,957,209
144A 4.20% 3/16/47 #		515,000	550,616
St. Marys Cement Canada 144A 5.75% 1/28/27 #		3,195,000	3,272,479
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #		170,000	189,125
TransDigm 6.375% 6/15/26 *		1,965,000	2,058,337
Union Andina de Cementos 144A 5.875% 10/30/21 #		611,000	638,495
United Technologies
2.80% 5/4/24		3,785,000	3,818,187
3.75% 11/1/46		4,415,000	4,346,038
			76,485,721
Communications – 5.26%
American Tower
4.00% 6/1/25		4,755,000	4,943,902
4.40% 2/15/26		1,740,000	1,849,869
American Tower Trust I 144A 3.07% 3/15/23 #		10,235,000	10,356,148
AT&T
3.90% 8/14/27		3,750,000	3,754,879
4.25% 3/1/27		18,365,000	18,925,739
4.90% 8/14/37		4,075,000	4,069,324
5.15% 2/14/50		5,965,000	5,966,962
Bell Canada 3.35% 3/22/23	CAD	2,132,000	1,760,612
Cablevision 144A 6.50% 6/15/21 #*		2,125,000	2,257,813
CC Holdings GS V 3.849% 4/15/23		4,980,000	5,258,009
CenturyLink
5.80% 3/15/22		8,005,000	8,345,213
6.75% 12/1/23 *		3,640,000	3,876,600
7.50% 4/1/24 *		90,000	97,987
Cincinnati Bell 144A 7.00% 7/15/24 #		1,765,000	1,791,475
Comcel Trust via Communicaciones Celulares 144A
6.875% 2/6/24 #		2,525,000	2,672,713
Crown Castle International 5.25% 1/15/23		5,910,000	6,609,324
Crown Castle Towers 144A 4.883% 8/15/20 #		25,785,000	27,501,894
CyrusOne 144A 5.00% 3/15/24 #		730,000	761,025
Deutsche Telekom International Finance
144A 1.95% 9/19/21 #		3,015,000	2,955,068
144A 2.485% 9/19/23 #		14,695,000	14,372,474
6.50% 4/8/22	GBP	1,270,000	2,068,701

20     NQ-189 [7/17] 9/17 (256296)

(Unaudited)

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Digicel 144A 6.75% 3/1/23 #		2,780,000	$2,668,800
Digicel Group
144A 7.125% 4/1/22 #*		3,260,000	2,909,550
144A 8.25% 9/30/20 #		2,200,000	2,117,500
Equinix 5.375% 5/15/27		1,680,000	1,820,700
GTP Acquisition Partners I 144A 2.35% 6/15/20 #		2,605,000	2,580,820
Level 3 Financing
5.25% 3/15/26		215,000	228,975
5.375% 5/1/25		4,475,000	4,765,875
Millicom International Cellular 144A 6.00% 3/15/25 #*		795,000	841,070
MTS International Funding 144A 5.00% 5/30/23 #		3,175,000	3,255,772
Myriad International Holdings
144A 4.85% 7/6/27 #		1,405,000	1,452,770
144A 5.50% 7/21/25 #		4,450,000	4,831,245
Radiate Holdco 144A 6.625% 2/15/25 #		380,000	381,425
SBA Communications 4.875% 9/1/24		2,665,000	2,774,931
SBA Tower Trust
144A 2.24% 4/10/18 #		7,270,000	7,267,682
144A 2.898% 10/8/19 #		405,000	407,312
Sirius XM Radio
144A 5.00% 8/1/27 #		2,955,000	3,032,953
144A 5.375% 4/15/25 #		5,327,000	5,606,667
Sprint
7.125% 6/15/24		520,000	571,350
7.875% 9/15/23		3,023,000	3,438,663
Sprint Communications 7.00% 8/15/20		270,000	295,650
Telecom Italia 144A 5.303% 5/30/24 #		1,485,000	1,635,356
Telefonica Emisiones 5.213% 3/8/47		2,460,000	2,733,114
Time Warner Cable 7.30% 7/1/38		13,035,000	16,683,783
Time Warner Entertainment 8.375% 3/15/23		5,470,000	6,860,321
T-Mobile USA
6.375% 3/1/25		250,000	269,687
6.50% 1/15/26		3,725,000	4,153,375
Uniti Group
144A 7.125% 12/15/24 #*		730,000	715,400
8.25% 10/15/23		1,165,000	1,205,775
Verizon Communications
3.25% 2/17/26	EUR	2,606,000	3,526,148
5.25% 3/16/37		1,435,000	1,535,090
VimpelCom Holdings
144A 4.95% 6/16/24 #		2,425,000	2,446,219
144A 5.95% 2/13/23 #		3,340,000	3,593,873

NQ-189 [7/17] 9/17 (256296)     21

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Wind Acquisition Finance 144A 7.375% 4/23/21 #		2,290,000	$2,385,550
Zayo Group
144A 5.75% 1/15/27 #		605,000	642,813
6.00% 4/1/23		4,030,000	4,266,763
6.375% 5/15/25		520,000	565,500
			234,664,208
Consumer Cyclical - 2.77%
Alimentation Couche-Tard
144A 2.70% 7/26/22 #		2,270,000	2,277,679
144A 3.55% 7/26/27 #		3,300,000	3,332,175
AMC Entertainment Holdings 6.125% 5/15/27 *		1,930,000	1,990,119
American Tire Distributors 144A 10.25% 3/1/22 #		310,000	324,725
Atento Luxco 1 144A 6.125% 8/10/22 #		3,430,000	3,480,095
Boyd Gaming 6.375% 4/1/26		4,285,000	4,681,363
Cencosud 144A 6.625% 2/12/45 #*		3,215,000	3,514,952
CK Hutchison International 144A 3.50% 4/5/27 #		3,500,000	3,583,056
Coach 4.125% 7/15/27		3,295,000	3,324,662
Daimler 2.75% 12/10/18	NOK	14,510,000	1,890,259
Daimler Finance North America 144A 2.20% 10/30/21 #		4,350,000	4,304,112
Dollar General 3.875% 4/15/27		8,540,000	8,841,283
Ford Motor Credit 3.096% 5/4/23		6,810,000	6,764,475
General Motors 6.75% 4/1/46		1,230,000	1,477,445
General Motors Financial 5.25% 3/1/26		4,005,000	4,352,262
GLP Capital 5.375% 4/15/26		3,025,000	3,300,087
Hanesbrands 144A 4.875% 5/15/26 #		3,119,000	3,196,975
Hilton Worldwide Finance 144A 4.875% 4/1/27 #		1,765,000	1,844,425
Hyundai Capital America
144A 2.125% 10/2/17 #		6,005,000	6,006,892
144A 2.55% 2/6/19 #		275,000	276,625
144A 3.00% 3/18/21 #*		1,835,000	1,857,136
JC Penney 8.125% 10/1/19		538,000	588,437
JD.com 3.125% 4/29/21		6,185,000	6,204,551
KFC Holding
144A 5.00% 6/1/24 #		1,825,000	1,907,125
144A 5.25% 6/1/26 #		1,700,000	1,806,250
Landry’s 144A 6.75% 10/15/24 #		260,000	267,228
Levi Strauss & Co. 5.00% 5/1/25		3,918,000	4,123,695
Lithia Motors 144A 5.25% 8/1/25 #		555,000	573,037
Lowe’s 3.70% 4/15/46		8,315,000	8,016,799
Marriott International 4.50% 10/1/34		1,035,000	1,092,525
MGM Resorts International 4.625% 9/1/26 *		3,040,000	3,091,072

22     NQ-189 [7/17] 9/17 (256296)

(Unaudited)

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Mohegan Gaming & Entertainment 144A 7.875%
10/15/24 #*		550,000	$583,000
New Red Finance 144A 4.25% 5/15/24 #		1,450,000	1,461,774
Penn National Gaming 144A 5.625% 1/15/27 #*		4,515,000	4,661,737
Penske Automotive Group 5.50% 5/15/26		2,430,000	2,442,150
PetSmart 144A 5.875% 6/1/25 #		1,935,000	1,868,484
Rite Aid 144A 6.125% 4/1/23 #*		1,020,000	1,014,900
Scientific Games International 10.00% 12/1/22		3,600,000	4,027,500
ServiceMaster 144A 5.125% 11/15/24 #		3,245,000	3,342,350
Toyota Motor Credit 2.80% 7/13/22		2,820,000	2,888,873
Wyndham Worldwide 4.15% 4/1/24		2,880,000	2,994,728
			123,577,017
Consumer Non-Cyclical – 4.17%
Abbott Laboratories 4.90% 11/30/46		6,515,000	7,230,041
Air Medical Group 144A 6.375% 5/15/23 #*		550,000	530,750
Albertsons
144A 5.75% 3/15/25 #		3,445,000	3,134,950
144A 6.625% 6/15/24 #		350,000	329,875
Amgen 4.00% 9/13/29	GBP	1,271,000	1,915,661
Anheuser-Busch InBev Finance 3.65% 2/1/26		23,645,000	24,496,740
Becle 144A 3.75% 5/13/25 #		8,625,000	8,747,012
Becton Dickinson
3.363% 6/6/24		3,365,000	3,408,129
3.70% 6/6/27		4,415,000	4,468,024
Biogen 5.20% 9/15/45		6,773,000	7,816,787
Cott Holdings 144A 5.50% 4/1/25 #		1,825,000	1,923,094
Dean Foods 144A 6.50% 3/15/23 #		3,595,000	3,734,306
ESAL 144A 6.25% 2/5/23 #		2,305,000	2,183,987
HCA 5.875% 2/15/26		1,850,000	2,021,125
Heineken 144A 3.50% 1/29/28 #		1,320,000	1,357,497
inVentiv Group Holdings 144A 7.50% 10/1/24 #		200,000	220,000
JBS USA LUX 144A 5.75% 6/15/25 #		380,000	378,100
Kernel Holding 144A 8.75% 1/31/22 #		4,410,000	4,815,367
Kroger 2.65% 10/15/26 *		2,890,000	2,686,278
Lamb Weston Holdings
144A 4.625% 11/1/24 #		1,095,000	1,148,381
144A 4.875% 11/1/26 #		1,700,000	1,785,697
Live Nation Entertainment 144A 4.875% 11/1/24 #		3,482,000	3,577,755
Marfrig Holdings Europe 144A 8.00% 6/8/23 #		4,535,000	4,736,807
MHP 144A 7.75% 5/10/24 #		3,030,000	3,143,625
Molson Coors Brewing
3.00% 7/15/26		7,245,000	7,066,367

NQ-189 [7/17] 9/17 (256296)     23

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Molson Coors Brewing
4.20% 7/15/46	4,370,000	$4,305,709
Mylan 3.95% 6/15/26 *	5,290,000	5,419,192
New York & Presbyterian Hospital 4.063% 8/1/56	3,740,000	3,707,503
Pernod Ricard 144A 4.45% 1/15/22 #	9,090,000	9,822,227
Pfizer 3.00% 12/15/26	5,815,000	5,898,736
Post Holdings
144A 5.00% 8/15/26 #	4,120,000	4,238,450
144A 5.75% 3/1/27 #	190,000	202,350
Scotts Miracle-Gro 5.25% 12/15/26	1,965,000	2,075,531
Shire Acquisitions Investments Ireland
2.40% 9/23/21	6,075,000	6,054,102
2.875% 9/23/23	5,655,000	5,657,935
Team Health Holdings 144A 6.375% 2/1/25 #*	280,000	275,100
Tempur Sealy International 5.50% 6/15/26	2,230,000	2,302,475
Thermo Fisher Scientific 3.00% 4/15/23	10,750,000	10,950,208
Tyson Foods 3.55% 6/2/27	5,810,000	5,955,819
Zimmer Biomet Holdings 4.625% 11/30/19	15,621,000	16,443,586
		186,165,278
Electric – 5.99%
AES Gener 144A 8.375% 12/18/73 #*●	3,260,000	3,508,575
Ameren Illinois 9.75% 11/15/18	16,210,000	17,804,983
American Transmission Systems 144A 5.25% 1/15/22 #	14,260,000	15,785,250
Appalachian Power 3.30% 6/1/27	3,140,000	3,215,187
Cleveland Electric Illuminating 5.50% 8/15/24	290,000	333,395
CMS Energy 6.25% 2/1/20	7,715,000	8,474,565
ComEd Financing III 6.35% 3/15/33	8,849,000	9,773,588
Consumers Energy 3.25% 8/15/46	2,485,000	2,291,187
Dominion Energy
3.625% 12/1/24	4,495,000	4,647,327
3.90% 10/1/25	4,270,000	4,476,318
DTE Energy
2.85% 10/1/26	3,355,000	3,222,337
3.30% 6/15/22	5,955,000	6,131,030
Duke Energy 2.65% 9/1/26	975,000	945,528
Emera 6.75% 6/15/76 *●	6,710,000	7,682,950
Emera US Finance 4.75% 6/15/46	5,495,000	5,918,472
Enel 144A 8.75% 9/24/73 #●	7,060,000	8,524,950
Enel Americas 4.00% 10/25/26	2,475,000	2,496,656
Enel Finance International
144A 3.625% 5/25/27 #	9,800,000	9,914,856
144A 4.75% 5/25/47 #	1,585,000	1,698,839

24     NQ-189 [7/17] 9/17 (256296)

(Unaudited)

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Entergy
2.95% 9/1/26		965,000	$939,455
4.00% 7/15/22		60,000	63,770
Entergy Louisiana
4.05% 9/1/23		14,030,000	15,077,396
4.95% 1/15/45		685,000	704,334
Exelon
3.497% 6/1/22		4,040,000	4,190,341
3.95% 6/15/25		1,605,000	1,685,358
Fortis 3.055% 10/4/26		10,395,000	10,117,183
Great Plains Energy 4.85% 6/1/21		2,805,000	2,995,089
IPALCO Enterprises 5.00% 5/1/18		4,135,000	4,217,700
Kansas City Power & Light 3.65% 8/15/25		7,975,000	8,174,040
National Rural Utilities Cooperative Finance
2.70% 2/15/23		5,640,000	5,668,454
4.75% 4/30/43 ●		5,585,000	5,794,845
5.25% 4/20/46 ●		6,060,000	6,502,931
Newfoundland & Labrador Hydro 3.60% 12/1/45	CAD	1,500,000	1,191,037
NextEra Energy Capital Holdings
3.55% 5/1/27		4,090,000	4,224,471
3.625% 6/15/23		4,318,000	4,492,827
NV Energy 6.25% 11/15/20		10,391,000	11,693,481
Pampa Energia 144A 7.50% 1/24/27 #		3,505,000	3,645,200
Pennsylvania Electric 5.20% 4/1/20		9,048,000	9,605,158
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #		2,435,000	2,414,658
144A 5.25% 5/15/47 #		1,995,000	2,033,402
144A 5.50% 11/22/21 #		2,465,000	2,708,542
Public Service Co. of Oklahoma 5.15% 12/1/19		3,340,000	3,559,051
Rochester Gas & Electric 144A 3.10% 6/1/27 #		4,530,000	4,557,801
SCANA 4.125% 2/1/22		7,385,000	7,686,928
Southern
2.75% 6/15/20		6,670,000	6,776,380
3.25% 7/1/26		11,040,000	11,012,577
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #		2,505,000	2,616,668
Tyco Electronics Group 3.125% 8/15/27		1,960,000	1,944,300
Union Electric 2.95% 6/15/27		645,000	642,354
Wisconsin Electric Power 4.30% 12/15/45		3,090,000	3,271,741
			267,053,465
Energy – 5.57%
Alta Mesa Holdings 144A 7.875% 12/15/24 #		370,000	390,350
Anadarko Petroleum 6.60% 3/15/46		9,060,000	11,222,504

NQ-189 [7/17] 9/17 (256296)     25

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Andeavor 144A 4.75% 12/15/23 #	4,520,000	$4,902,717
Andeavor Logistics 5.25% 1/15/25 *	1,935,000	2,077,706
Antero Resources
5.00% 3/1/25	535,000	529,650
5.625% 6/1/23	440,000	453,200
BP Capital Markets 3.216% 11/28/23	6,240,000	6,412,829
Cheniere Corpus Christi Holdings
5.875% 3/31/25	1,465,000	1,593,187
7.00% 6/30/24	170,000	194,437
Corp Nacional del Cobre de Chile 144A 4.50% 8/1/47 #	4,245,000	4,208,281
Crestwood Midstream Partners 5.75% 4/1/25	1,950,000	1,964,625
Diamondback Energy 4.75% 11/1/24	3,750,000	3,806,250
Ecopetrol
5.875% 9/18/23	915,000	1,009,959
7.375% 9/18/43	2,245,000	2,477,919
Enbridge
3.70% 7/15/27	3,150,000	3,199,635
5.50% 12/1/46	1,980,000	2,291,171
Energy Transfer 6.125% 12/15/45	11,310,000	12,434,248
Energy Transfer Equity
5.50% 6/1/27	230,000	242,650
7.50% 10/15/20	2,395,000	2,718,325
Enterprise Products Operating 7.034% 1/15/68 ●	1,094,000	1,121,350
Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27 #	5,155,000	5,214,396
Genesis Energy
5.625% 6/15/24	1,575,000	1,527,750
5.75% 2/15/21	120,000	121,800
6.00% 5/15/23	150,000	149,250
6.75% 8/1/22	1,850,000	1,887,000
Gulfport Energy
144A 6.00% 10/15/24 #	2,565,000	2,550,636
6.625% 5/1/23	1,140,000	1,157,100
Hilcorp Energy I
144A 5.00% 12/1/24 #	3,390,000	3,235,755
144A 5.75% 10/1/25 #	170,000	166,600
Holly Energy Partners 144A 6.00% 8/1/24 #	200,000	209,250
KazMunayGas National
144A 3.875% 4/19/22 #	1,785,000	1,778,608
144A 4.75% 4/19/27 #*	4,505,000	4,487,237
Laredo Petroleum 6.25% 3/15/23 *	1,380,000	1,430,025
Marathon Oil 4.40% 7/15/27	7,925,000	8,073,974
MPLX 4.875% 12/1/24	8,490,000	9,136,649

26     NQ-189 [7/17] 9/17 (256296)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Murphy Oil 6.875% 8/15/24	4,195,000	$4,467,675
Murphy Oil USA 6.00% 8/15/23	4,629,000	4,906,740
Nabors Industries 5.50% 1/15/23 *	1,307,000	1,246,094
Newfield Exploration
5.375% 1/1/26	260,000	272,350
5.75% 1/30/22	2,505,000	2,658,431
Noble Energy 5.05% 11/15/44	10,415,000	10,849,733
NuStar Logistics 5.625% 4/28/27	1,385,000	1,471,563
Oasis Petroleum
6.50% 11/1/21 *	1,220,000	1,210,850
6.875% 3/15/22 *	200,000	199,000
ONEOK
4.95% 7/13/47	3,450,000	3,457,324
7.50% 9/1/23	6,425,000	7,795,453
Pertamina Persero
144A 4.875% 5/3/22 #	355,000	380,993
144A 5.25% 5/23/21 #	3,630,000	3,932,851
144A 5.625% 5/20/43 #	1,980,000	2,102,683
Perusahaan Gas Negara Persero 144A 5.125% 5/16/24 #*	2,975,000	3,225,197
Petrobras Global Finance
5.375% 1/27/21	2,585,000	2,662,550
6.75% 1/27/41	2,350,000	2,264,813
7.25% 3/17/44	2,135,000	2,153,681
7.375% 1/17/27 *	2,465,000	2,675,757
Petroleos Mexicanos
144A 6.50% 3/13/27 #	775,000	854,244
144A 6.75% 9/21/47 #*	2,435,000	2,569,412
6.75% 9/21/47	1,875,000	1,978,500
Plains All American Pipeline 8.75% 5/1/19	13,279,000	14,730,846
Precision Drilling 6.625% 11/15/20	917,792	913,203
QEP Resources 5.25% 5/1/23	2,750,000	2,687,273
Raizen Fuels Finance 144A 5.30% 1/20/27 #	4,390,000	4,521,700
Sabine Pass Liquefaction
5.625% 3/1/25	7,900,000	8,801,769
5.75% 5/15/24	6,265,000	7,053,294
5.875% 6/30/26	1,420,000	1,601,364
Shell International Finance 4.375% 5/11/45	822,000	876,486
Southern Gas Corridor 144A 6.875% 3/24/26 #	2,225,000	2,452,506
Southwestern Energy
4.10% 3/15/22 *	1,085,000	1,017,187
6.70% 1/23/25 *	465,000	460,206
Summit Midstream Holdings 5.75% 4/15/25	2,040,000	2,075,700

NQ-189 [7/17] 9/17 (256296)     27

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Targa Resources Partners 144A 5.375% 2/1/27 #		3,350,000	$3,492,375
Tengizchevroil Finance Co. International 144A 4.00%
8/15/26 #		3,820,000	3,755,442
Transcanada Trust
5.30% 3/15/77 ●		2,250,000	2,332,969
5.875% 8/15/76 ●		2,885,000	3,163,979
Transocean 144A 9.00% 7/15/23 #*		330,000	346,500
Transocean Proteus 144A 6.25% 12/1/24 #		1,529,500	1,609,799
WildHorse Resource Development 144A 6.875% 2/1/25 #		380,000	373,350
Woodside Finance
144A 3.65% 3/5/25 #*		335,000	335,718
144A 8.75% 3/1/19 #		10,841,000	11,937,773
YPF 144A 24.104% 7/7/20 #●		6,250,000	6,437,500
			248,689,856
Finance Companies – 1.27%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #*●		7,385,000	7,975,800
AerCap Ireland Capital
3.65% 7/21/27		5,605,000	5,566,258
3.95% 2/1/22		3,393,000	3,544,942
Air Lease
3.00% 9/15/23		5,225,000	5,220,601
3.625% 4/1/27		3,575,000	3,593,340
Aviation Capital Group
144A 2.875% 1/20/22 #		7,115,000	7,141,546
144A 4.875% 10/1/25 #		4,855,000	5,311,244
BOC Aviation 144A 2.375% 9/15/21 #		4,235,000	4,165,720
Equate Petrochemical 144A 3.00% 3/3/22 #		3,055,000	3,050,870
General Electric 4.25% 1/17/18	NZD	1,010,000	764,888
International Lease Finance 8.625% 1/15/22		3,082,000	3,806,433
SURA Asset Management 144A 4.375% 4/11/27 #*		1,645,000	1,671,320
Temasek Financial I 144A 2.375% 1/23/23 #		4,915,000	4,908,500
			56,721,462
Healthcare – 1.03%
Change Healthcare Holdings 144A 5.75% 3/1/25 #		2,035,000	2,111,313
Community Health Systems 6.25% 3/31/23		1,925,000	1,977,937
DaVita
5.00% 5/1/25		8,108,000	8,248,268
5.125% 7/15/24		150,000	154,500
HCA
5.375% 2/1/25		5,805,000	6,191,717
7.58% 9/15/25		160,000	185,400

28     NQ-189 [7/17] 9/17 (256296)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
HealthSouth
5.125% 3/15/23	920,000	$947,600
5.75% 11/1/24	3,367,000	3,442,757
5.75% 9/15/25	1,280,000	1,324,800
Hill-Rom Holdings
144A 5.00% 2/15/25 #	1,185,000	1,223,513
144A 5.75% 9/1/23 #	1,555,000	1,648,300
Mallinckrodt International Finance
144A 5.50% 4/15/25 #*	2,796,000	2,600,280
144A 5.625% 10/15/23 #*	160,000	154,000
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	2,640,000	2,864,400
Quintiles IMS 144A 5.00% 10/15/26 #	2,645,000	2,777,250
Tenet Healthcare
144A 5.125% 5/1/25 #*	7,805,000	7,873,294
8.00% 8/1/20 *	780,000	793,650
Universal Health Services 144A 5.00% 6/1/26 #	1,135,000	1,186,075
		45,705,054
Insurance – 1.47%
Allstate 3.28% 12/15/26 *	1,575,000	1,614,835
Berkshire Hathaway 2.75% 3/15/23	3,155,000	3,221,444
HUB International 144A 7.875% 10/1/21 #	570,000	597,787
Manulife Financial 4.061% 2/24/32 ●	5,350,000	5,416,244
MetLife
6.40% 12/15/36	40,000	46,346
144A 9.25% 4/8/38 #	8,985,000	13,376,419
Metropolitan Life Global Funding I 144A 3.45% 12/18/26 #	1,390,000	1,436,906
Nuveen Finance
144A 2.95% 11/1/19 #	4,670,000	4,754,644
144A 4.125% 11/1/24 #	9,485,000	10,006,267
Principal Life Global Funding II 144A 3.00% 4/18/26 #	4,030,000	4,008,802
Progressive 4.125% 4/15/47	3,900,000	4,116,044
Prudential Financial
4.50% 11/15/20	3,385,000	3,641,163
5.375% 5/15/45 ●	4,135,000	4,491,933
USIS Merger Sub 144A 6.875% 5/1/25 #	920,000	954,500
XLIT
3.761%ψ●	2,639,000	2,480,660
5.50% 3/31/45 *	5,000,000	5,461,380
		65,625,374
Media – 1.37%
Altice Luxembourg 144A 7.75% 5/15/22 #	300,000	319,125
AMC Networks 4.75% 8/1/25	2,115,000	2,138,794

NQ-189 [7/17] 9/17 (256296)     29

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
CCO Holdings
144A 5.125% 5/1/27 #	5,265,000	$5,455,856
144A 5.50% 5/1/26 #	2,435,000	2,594,049
144A 5.75% 2/15/26 #	390,000	420,225
144A 5.875% 5/1/27 #	300,000	323,436
Cequel Communications Holdings I 144A 7.75% 7/15/25 #	330,000	370,013
CSC Holdings
144A 5.50% 4/15/27 #	3,366,000	3,593,205
144A 10.875% 10/15/25 #	460,000	575,000
DISH DBS 7.75% 7/1/26	1,504,000	1,804,800
Gray Television 144A 5.875% 7/15/26 #	3,645,000	3,781,687
Lamar Media 5.75% 2/1/26	2,319,000	2,527,710
Midcontinent Communications 144A 6.875% 8/15/23 #	1,770,000	1,927,353
Nexstar Broadcasting 144A 5.625% 8/1/24 #*	3,190,000	3,305,637
Nielsen Co Luxembourg 144A 5.00% 2/1/25 #*	6,450,000	6,675,750
SFR Group 144A 6.25% 5/15/24 #	4,110,000	4,356,600
Sinclair Television Group 144A 5.125% 2/15/27 #*	2,985,000	2,970,075
Tribune Media 5.875% 7/15/22	1,595,000	1,680,731
Unitymedia 144A 6.125% 1/15/25 #	2,060,000	2,224,800
UPCB Finance IV 144A 5.375% 1/15/25 #	2,849,000	2,984,327
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	4,530,000	4,728,187
VTR Finance 144A 6.875% 1/15/24 #	5,815,000	6,214,781
		60,972,141
Real Estate – 1.21%
Corporate Office Properties
3.60% 5/15/23	6,545,000	6,556,342
5.25% 2/15/24	5,315,000	5,716,203
DDR 7.875% 9/1/20	4,124,000	4,722,269
Education Realty Operating Partnership 4.60% 12/1/24	5,440,000	5,577,382
Hospitality Properties Trust 4.50% 3/15/25	5,010,000	5,183,902
Host Hotels & Resorts
3.75% 10/15/23	4,180,000	4,297,784
3.875% 4/1/24	705,000	723,538
4.50% 2/1/26	1,525,000	1,609,479
LifeStorage 3.50% 7/1/26	3,750,000	3,593,025
MGM Growth Properties Operating Partnership 4.50%
9/1/26	1,315,000	1,331,437
Physicians Realty 4.30% 3/15/27	2,035,000	2,079,917
Regency Centers 3.60% 2/1/27	4,115,000	4,112,749
Trust F/1401 144A 5.25% 1/30/26 #	3,485,000	3,663,606
WP Carey 4.60% 4/1/24	4,645,000	4,866,971
		54,034,604

30     NQ-189 [7/17] 9/17 (256296)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services – 0.70%
Advanced Disposal Services 144A 5.625% 11/15/24 #	380,000	$395,200
Aramark Services 4.75% 6/1/26	4,445,000	4,665,428
Avis Budget Car Rental 144A 6.375% 4/1/24 #*	1,115,000	1,150,541
Cardtronics 144A 5.50% 5/1/25 #	436,000	450,170
Covanta Holding 5.875% 7/1/25	1,105,000	1,077,375
ESH Hospitality 144A 5.25% 5/1/25 #	4,135,000	4,331,413
GEO Group
5.125% 4/1/23	860,000	872,900
5.875% 1/15/22	500,000	521,875
5.875% 10/15/24	190,000	198,313
6.00% 4/15/26	250,000	261,535
Herc Rentals
144A 7.50% 6/1/22 #	967,000	1,051,613
144A 7.75% 6/1/24 #*	828,000	902,520
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	2,975,000	3,175,813
KAR Auction Services 144A 5.125% 6/1/25 #	955,000	997,975
Prime Security Services Borrower 144A 9.25% 5/15/23 #	3,320,000	3,714,250
United Rentals North America 5.50% 5/15/27	7,165,000	7,576,987
		31,343,908
Technology – 1.32%
Apple 3.20% 5/11/27	8,810,000	8,950,440
CDK Global
144A 4.875% 6/1/27 #	1,450,000	1,493,500
5.00% 10/15/24	4,350,000	4,621,875
CDW Finance 5.00% 9/1/25	1,880,000	1,972,834
Cisco Systems 1.85% 9/20/21	5,000,000	4,970,820
CommScope Technologies
144A 5.00% 3/15/27 #	1,665,000	1,673,325
144A 6.00% 6/15/25 #	210,000	226,800
Dell International
144A 6.02% 6/15/26 #	3,095,000	3,461,915
144A 8.10% 7/15/36 #	140,000	177,170
Entegris 144A 6.00% 4/1/22 #	310,000	325,001
First Data
144A 5.75% 1/15/24 #	2,575,000	2,729,500
144A 7.00% 12/1/23 #	2,537,000	2,743,131
Genesys Telecommunications Laboratories 144A 10.00%
11/30/24 #	90,000	102,375
Infor US 6.50% 5/15/22	320,000	334,800
Microsoft
3.70% 8/8/46	1,380,000	1,369,051
4.25% 2/6/47	14,915,000	16,159,060

NQ-189 [7/17] 9/17 (256296)     31

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
NXP 144A 4.625% 6/1/23 #	3,230,000	$3,497,056
Solera 144A 10.50% 3/1/24 #	230,000	265,650
Symantec 144A 5.00% 4/15/25 #	2,485,000	2,609,250
Western Digital 144A 7.375% 4/1/23 #	1,215,000	1,336,500
		59,020,053
Transportation – 1.04%
Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27 #◆	3,079,832	3,137,579
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ◆	2,350,454	2,418,745
American Airlines 2015-1 Class A Pass Through Trust
3.375% 5/1/27 ◆	2,119,704	2,140,901
American Airlines 2015-2 Class AA Pass Through Trust
3.60% 9/22/27 ◆	1,286,095	1,325,192
American Airlines 2016-1 Class AA Pass Through Trust
3.575% 1/15/28 ◆	2,731,073	2,802,763
Penske Truck Leasing
144A 3.30% 4/1/21 #	4,320,000	4,462,016
144A 3.40% 11/15/26 #	465,000	462,738
144A 4.20% 4/1/27 #	11,425,000	11,975,742
Topaz Marine 144A 9.125% 7/26/22 #	2,560,000	2,552,000
Transnet SOC 144A 4.00% 7/26/22 #	3,370,000	3,302,694
United Airlines 2014-1 Class A Pass Through Trust 4.00%
4/11/26 ◆	2,032,921	2,144,122
United Airlines 2014-2 Class A Pass Through Trust 3.75%
9/3/26 ◆	1,900,677	1,962,449
United Airlines 2016-1 Class AA Pass Through Trust
3.10% 7/7/28 ◆	3,470,000	3,489,501
XPO Logistics 144A 6.125% 9/1/23 #	4,075,000	4,253,281
		46,429,723
Utilities – 0.47%
AES
5.50% 4/15/25	3,741,000	3,937,403
6.00% 5/15/26	20,000	21,575
AES Andres 144A 7.95% 5/11/26 #	3,700,000	4,018,607
AmeriGas Partners 5.875% 8/20/26	4,230,000	4,356,900
Boston Gas 144A 3.15% 8/1/27 #	3,120,000	3,117,067
Calpine 144A 5.25% 6/1/26 #	2,555,000	2,516,675
Dynegy
6.75% 11/1/19	1,430,000	1,486,306

32     NQ-189 [7/17] 9/17 (256296)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Dynegy
7.375% 11/1/22 *	915,000	$929,869
144A 8.00% 1/15/25 #*	350,000	348,250
		20,732,652
Total Corporate Bonds (cost $2,283,230,681)		2,336,976,056

Loan Agreements – 6.43%«
Accudyne Industries Borrower 1st Lien 4.234% 12/13/19	676,196	675,245
Air Medical Group Holdings Tranche B 1st Lien
4.484% 4/28/22	6,635,655	6,508,469
5.228% 4/28/22	847,670	842,726
Alpha 3 Tranche B1 1st Lien 4.296% 1/31/24	1,010,000	1,018,311
Amaya Holdings 2nd Lien 8.00% 8/1/22	860,000	871,019
Amaya Holdings Tranche B 1st Lien 4.796% 8/1/21	5,555,912	5,588,320
American Airlines Tranche B 1st Lien 3.726% 12/14/23	1,950,000	1,959,344
American Tire Distributors 1st Lien 5.484% 9/1/21	797,959	803,445
Applied Systems 2nd Lien 7.796% 1/23/22	7,450,404	7,545,084
ASP AMC Merger Sub 1st Lien 4.796% 4/13/24	1,091,492	1,087,626
ATI Holdings Acquisition 1st Lien 5.801% 5/10/23	3,626,328	3,667,878
BJ’s Wholesale Club 1st Lien 4.968% 2/3/24	1,571,063	1,541,605
BJ’s Wholesale Club 2nd Lien 8.71% 1/27/25	2,058,000	2,014,267
Blue Ribbon 1st Lien 5.299% 11/13/21	4,841,700	4,773,107
Builders FirstSource 1st Lien 4.296% 2/29/24	5,463,505	5,485,130
BWAY Tranche B 1st Lien 4.474% 4/3/24	3,445,000	3,460,430
Caesars Entertainment Operating Tranche B 1st Lien
2.50% 4/4/24	1,650,000	1,657,219
CenturyLink Tranche B 1st Lien 2.75% 1/31/25	3,657,000	3,612,717
CH Hold 2nd Lien 8.476% 2/1/25	1,977,418	2,034,269
Change Healthcare Holdings Tranche B 1st Lien 3.984%
3/1/24	6,029,888	6,068,412
Chesapeake Energy 1st Lien 8.686% 8/23/21	2,510,000	2,706,879
CityCenter Holdings Tranche B 1st Lien 3.732% 4/18/24	2,630,000	2,643,150
Colorado Buyer 2nd Lien 8.42% 5/1/25	1,230,000	1,242,300
Constellis Holdings 1st Lien 6.296% 4/21/24	2,109,000	2,094,939
Constellis Holdings 2nd Lien 10.296% 4/21/25	1,208,000	1,198,563
CSC Holdings Tranche B 1st Lien 3.476% 7/17/25	1,860,338	1,860,337
DaVita Tranche B 1st Lien 3.984% 6/24/21	627,263	633,648
Dynegy Tranche C 1st Lien 4.484% 2/7/24	3,291,750	3,308,732
Energy Future Intermediate Holding 1st Lien 4.00%
6/28/18	3,730,000	3,763,413
Energy Transfer Equity 1st Lien 3.974% 2/2/24	1,865,000	1,874,131
ESH Hospitality Tranche B 1st Lien 3.734% 8/30/23	1,230,716	1,238,407

NQ-189 [7/17] 9/17 (256296)     33

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements« (continued)
ExamWorks Group Tranche B1 1st Lien 4.484% 7/27/23	5,027,076	$5,068,705
First Data 1st Lien
3.477% 7/10/22	1,196,460	1,200,498
3.727% 4/26/24	2,026,629	2,038,156
First Eagle Holdings Tranche B 1st Lien 4.796% 12/1/22	3,642,770	3,693,998
Flex Acquisition 1st Lien 4.549% 12/29/23	2,149,613	2,166,809
Flying Fortress Holdings Tranche B 1st Lien 3.546%
10/30/22	1,650,209	1,658,977
Forterra Finance Tranche B 1st Lien 4.234% 10/25/23	3,930,923	3,780,239
Frontier Communications Tranche B 1st Lien 4.98%
6/1/24	4,345,000	4,188,580
Gardner Denver 1st Lien 4.546% 7/30/20	2,842,880	2,861,004
Gates Global Tranche B 1st Lien 4.546% 3/31/24	2,931,846	2,952,735
Genesys Telecommunications Laboratories Tranche B 1st
Lien 5.158% 12/1/23	3,746,175	3,769,589
Genoa a QoL Healthcare 1st Lien 4.984% 10/28/23	3,974,963	4,010,737
Hoya Midco Tranche B 1st Lien 5.296% 6/27/24	2,390,000	2,404,938
HUB International Tranche B 1st Lien 4.422% 10/2/20	2,188,689	2,207,676
Hyperion Insurance Group Tranche B 1st Lien 5.25%
4/29/22	4,997,987	5,061,711
INC Research Holdings Tranche B 1st Lien 2.25% 6/26/24	1,730,000	1,741,354
INEOS US Finance Tranche B 1st Lien 4.007% 3/31/24	186,257	187,552
inVentiv Group Holdings Tranche B 1st Lien 4.952%
11/30/23	5,761,050	5,780,597
JBS USA Tranche B 1st Lien 3.804% 10/30/22	4,446,800	4,413,449
JC Penney Tranche B 1st Lien 5.45% 6/23/23	2,324,157	2,305,273
KIK Custom Products Tranche B 1st Lien 5.793% 8/26/22	2,571,017	2,599,941
Kingpin Intermediate Holdings Tranche B 1st Lien 5.48%
6/29/24	2,390,000	2,421,340
Kingpin Intermediate Holdings Tranche B 2nd Lien 9.98%
6/29/25	865,000	880,397
Kloeckner Pentaplast of America Tranche B 1st Lien
5.546% 6/29/22	2,920,000	2,923,650
Kraton Polymers Tranche B 1st Lien 5.234% 1/6/22	3,760,994	3,802,244
Kronos 2nd Lien 9.561% 11/1/24	2,730,000	2,831,807
Kronos Tranche B 1st Lien 4.56% 11/1/23	1,970,100	1,993,276
Landry’s 1st Lien 3.968% 10/4/23	1,655,660	1,658,765
Mohegan Gaming & Entertainment Tranche B 1st Lien
5.234% 10/13/23	5,560,755	5,624,704
MPH Acquisition Holdings Tranche B 1st Lien 4.296%
6/7/23	3,827,824	3,847,361
On Semiconductor Tranche B 1st Lien 3.476% 3/31/23	1,537,153	1,544,646
Panda Hummel Tranche B1 1st Lien 7.234% 10/27/22	1,280,000	1,222,400
Panda Stonewall Tranche B 1st Lien 6.796% 11/13/21	2,263,000	2,127,220

34     NQ-189 [7/17] 9/17 (256296)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements« (continued)
Penn National Gaming Tranche B 1st Lien 3.796%
1/19/24	1,930,163	$1,942,054
PetSmart Tranche B 4.23% 3/10/22	1,890,166	1,796,947
PQ 1st Lien 5.561% 11/4/22	5,427,028	5,476,490
Radiate Holdco 1st Lien 4.234% 2/1/24	4,169,550	4,122,643
Republic of Angola 7.57% 12/16/23	7,195,036	6,583,458
Rite Aid 2nd Lien 5.99% 8/21/20	570,000	572,779
Russell Investments US Institutional Holdco Tranche B 1st
Lien 6.972% 6/1/23	7,022,459	7,105,850
Sable International Finance 1st Lien 3.50% 1/31/25	950,000	952,276
SAM Finance Tranche B 1st Lien 4.50% 12/17/20	3,442,453	3,468,888
Scientific Games International Tranche B3 1st Lien 5.233%
10/1/21	6,320,645	6,355,636
Scientific Games International Tranche B4 1st Lien 4.811%
8/14/24	6,170,000	6,139,150
SFR Group Tranche B 1st Lien 3.944% 6/22/25	4,314,188	4,314,187
SFR Group Tranche B10 1st Lien 4.561% 1/31/25	2,337,325	2,350,891
Sinclair Television Group Tranche B2 1st Lien 3.49%
1/3/24	2,177,199	2,183,086
Sprint Communications Tranche B 1st Lien 3.75% 2/2/24	2,935,663	2,948,201
StandardAero Aviation Holdings 1st Lien 4.98% 7/7/22	2,453,863	2,475,334
Summit Materials Tranche B1 1st Lien 3.984% 7/17/22	2,801,109	2,830,870
Summit Midstream Partners Holdings Tranche B 1st Lien
7.234% 5/21/22	2,445,000	2,490,844
Surgery Center Holdings 1st Lien 4.25% 6/20/24	530,000	535,631
Team Health Holdings Tranche B 1st Lien 3.984% 2/6/24	3,162,075	3,160,099
Telenet Financing USD Tranche A1 1st Lien 3.976%
6/30/25	1,955,000	1,967,743
TKC Holdings 1st Lien 5.484% 2/1/23	2,428,913	2,444,093
TransDigm Tranche F 1st Lien 4.234% 6/9/23	3,028,139	3,048,013
Tribune Media Tranche B 1st Lien 4.234% 12/27/20	2,264,756	2,277,495
Uniti Group 1st Lien 4.234% 10/24/22	3,911,786	3,917,881
Univision Communications Tranche C 1st Lien 3.984%
3/15/24	570,165	568,501
USI Tranche B 1st Lien 4.18% 5/16/24	6,295,000	6,286,477
USIC Holdings Tranche SR 4.923% 12/9/23	3,731,250	3,770,895
Valeant Pharmaceuticals International 1st Lien 5.98%
4/1/22	1,075,000	1,096,435
VC GB Holdings 2nd Lien 9.226% 2/28/25	1,390,000	1,374,363
Virgin Media Bristol Tranche I 1st Lien 3.976% 1/31/25	1,658,000	1,668,018
Western Digital 1st Lien 3.983% 4/29/23	1,158,434	1,168,841
WideOpenWest Finance Tranche B 1st Lien 4.476%
8/19/23	4,599,035	4,606,941
Windstream Services Tranche B6 1st Lien 5.23% 3/30/21	2,676,079	2,659,354

NQ-189 [7/17] 9/17 (256296)     35

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements« (continued)
Zayo Group Tranche B2 1st Lien 3.50% 1/19/24	718,537	$721,737
Zekelman Industries Tranche B 1st Lien 4.789% 6/14/21	2,529,514	2,553,228
Total Loan Agreements (cost $284,116,115)		286,684,779

Municipal Bonds – 0.66%
Bay Area, California Toll Authority
(Build America Bonds) 6.907% 10/1/50	4,980,000	7,623,982
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	1,535,000	1,453,875
Commonwealth of Massachusetts
Series C 5.00% 10/1/25	565,000	701,849
New Jersey Turnpike Authority
(Build America Bonds)
Series A 7.102% 1/1/41	2,680,000	3,925,074
Series F 7.414% 1/1/40	1,290,000	1,953,821
Oregon State Taxable Pension
(Build America Bonds) 5.892% 6/1/27	305,000	369,230
South Carolina Public Service Authority
Series D 4.77% 12/1/45	1,575,000	1,597,901
State of California Various Purposes
(Build America Bonds) 7.55% 4/1/39	4,005,000	6,216,561
Texas Water Development Board
Series A 5.00% 10/15/45	1,345,000	1,558,936
(Water Implementation Revenue) 5.00% 10/15/46	3,505,000	4,106,598
Total Municipal Bonds (cost $29,860,310)		29,507,827

Non-Agency Asset-Backed Securities – 1.60%
AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	343,406	346,088
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	4,177,000	4,177,022
American Express Credit Account Master Trust
Series 2017-5 A 1.632% 2/18/25 ●	1,875,000	1,875,000
Avis Budget Rental Car Funding AESOP
Series 2013-1A A 144A 1.92% 9/20/19 #	6,115,000	6,113,006
Series 2014-1A A 144A 2.46% 7/20/20 #	6,297,000	6,315,599
Citibank Credit Card Issuance Trust
Series 2017-A6 A6 1.994% 5/14/29 ●	3,000,000	3,018,874
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	406,580	401,680
CNH Equipment Trust
Series 2016-B A2B 1.626% 10/15/19 ●	465,039	465,445

36     NQ-189 [7/17] 9/17 (256296)

(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Contimortgage Home Equity Loan Trust
Series 1996-4 A8 7.22% 1/15/28	3,171	$3,010
Discover Card Execution Note Trust
Series 2017-A5 A5 1.829% 12/15/26 ●	4,780,000	4,805,358
Ford Credit Floorplan Master Owner Trust A
Series 2017-1 A2 1.646% 5/15/22 ●	1,350,000	1,353,758
Golden Credit Card Trust
Series 2014-2A A 144A 1.679% 3/15/21 #●	2,815,000	2,822,286
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	7,200,900	6,826,525
Hyundai Auto Lease Securitization Trust
Series 2016-C A3 144A 1.49% 2/18/20 #	4,425,000	4,417,242
Mercedes-Benz Auto Lease Trust
Series 2016-A A2B 1.786% 7/16/18 ●	822,808	823,236
Mercedes-Benz Master Owner Trust
Series 2016-AA A 144A 1.806% 5/15/20 #●	4,000,000	4,013,353
Morgan Stanley ABS Capital I Trust
Series 2005-HE5 M1 1.862% 9/25/35 ●	666,469	666,754
Navistar Financial Dealer Note Master Owner Trust II
Series 2016-1 A 144A 2.582% 9/27/21 #●	2,480,000	2,497,804
Nissan Auto Lease Trust
Series 2016-B A3 1.50% 7/15/19	4,500,000	4,493,431
Popular ABS Mortgage Pass Through Trust
Series 2006-C A4 1.482% 7/25/36 ◆●	4,546,465	4,471,658
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	1,615,000	1,614,944
Series 2015-2 A 1.60% 4/15/21	4,055,000	4,056,483
Verizon Owner Trust
Series 2016-2A A 144A 1.68% 5/20/21 #	3,190,000	3,182,627
Wheels SPV 2
Series 2017-1A A2 144A 1.88% 4/20/26 #	2,450,000	2,450,000
Total Non-Agency Asset-Backed Securities
(cost $71,282,569)		71,211,183

Non-Agency Collateralized Mortgage Obligations – 2.02%
Agate Bay Mortgage Trust
Series 2015-1 B1 144A 3.825% 1/25/45 #●	2,437,459	2,486,873
Series 2015-1 B2 144A 3.825% 1/25/45 #●	1,378,229	1,387,061
American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 ϕ	193,987	191,313
Banc of America Mortgage Trust
Series 2004-K 2A1 3.429% 12/25/34 ●	748,494	738,193
Bank of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	95,336	92,357

NQ-189 [7/17] 9/17 (256296)     37

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
Bank of America Alternative Loan Trust
Series 2005-6 7A1 5.50% 7/25/20	271,367	$260,300
CHL Mortgage Pass Through Trust
Series 2004-HYB2 2A 3.508% 7/20/34 ◆●	64,249	59,011
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.536% 11/25/36 ϕ	5,800,000	6,095,843
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	1,792,956	1,784,426
First Horizon Mortgage Pass Through Trust
Series 2004-7 1A3 5.50% 1/25/35 ◆	725,773	740,659
GSR Mortgage Loan Trust
Series 2004-9 4A1 3.433% 8/25/34 ●	391,567	382,445
JPMorgan Mortgage Trust
Series 2005-A8 1A1 3.08% 11/25/35 ●	239,820	228,243
Series 2006-S1 1A1 6.00% 4/25/36	2,559,583	2,648,141
Series 2007-A1 7A4 3.545% 7/25/35 ●	53,772	48,103
Series 2014-2 B1 144A 3.424% 6/25/29 #●	1,899,169	1,908,680
Series 2014-2 B2 144A 3.424% 6/25/29 #●	707,594	696,922
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	2,470,000	2,466,402
Series 2015-1 B1 144A 2.618% 12/25/44 #●	3,338,260	3,316,329
Series 2015-1 B2 144A 2.618% 12/25/44 #●	2,799,040	2,765,672
Series 2015-4 B1 144A 3.628% 6/25/45 #●	2,573,079	2,541,251
Series 2015-4 B2 144A 3.628% 6/25/45 #●	1,847,192	1,803,300
Series 2015-5 B2 144A 2.858% 5/25/45 #●	2,631,061	2,578,633
Series 2015-6 B1 144A 3.624% 10/25/45 #●	1,797,512	1,788,274
Series 2015-6 B2 144A 3.624% 10/25/45 #●	1,740,297	1,712,962
Series 2016-4 B1 144A 3.904% 10/25/46 #●	1,145,485	1,156,337
Series 2016-4 B2 144A 3.904% 10/25/46 #●	1,961,679	2,000,878
Series 2017-1 B2 144A 3.569% 1/25/47 #●	3,390,183	3,371,995
Series 2017-2 A3 144A 3.50% 5/25/47 #●	1,676,085	1,708,820
MASTR ARM Trust
Series 2004-10 2A2 3.455% 10/25/34 ●	41,729	39,035
New Residential Mortgage Loan Trust
Series 2016-4A A1 144A 3.75% 11/25/56 #●	1,104,350	1,143,554
Series 2017-1A A1 144A 4.00% 2/25/57 #●	2,332,132	2,436,729
Series 2017-2A A3 144A 4.00% 3/25/57 #●	2,272,193	2,375,702
Sequoia Mortgage Trust
Series 2013-4 B2 3.49% 4/25/43 ●	1,495,544	1,497,995
Series 2013-12 B3 144A 4.207% 12/25/43 #●	4,066,119	4,172,754
Series 2014-2 A4 144A 3.50% 7/25/44 #●	2,059,288	2,095,647
Series 2015-1 B2 144A 3.877% 1/25/45 #●	2,006,674	2,033,216
Series 2017-4 A1 144A 3.50% 7/25/47 #●	1,814,604	1,847,068

38     NQ-189 [7/17] 9/17 (256296)

(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
Structured Asset Securities Mortgage Pass Through
Certificates
Series 2004-20 2A1 5.50% 11/25/34 ♦	1,799,703	$1,838,535
Structured Asset Securities Trust
Series 2005-1 4A1 5.00% 2/25/20	651,503	656,414
Thornburg Mortgage Securities Trust
Series 2007-4 1A1 2.827% 9/25/37 ●	1,603,986	1,610,634
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	2,920,044	2,945,298
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	3,089,390	3,117,373
Series 2016-1 A1B 144A 2.75% 2/25/55 #●	2,104,885	2,123,072
Series 2016-2 A1 144A 3.00% 8/25/55 #●	1,855,787	1,884,975
Series 2016-3 A1 144A 2.25% 4/25/56 #●	2,507,117	2,501,974
Series 2017-1 A1 144A 2.75% 10/25/56 #●	1,834,438	1,851,116
Series 2017-2 A1 144A 2.75% 4/25/57 #●	995,466	1,005,038
Washington Mutual Mortgage Pass Through Certificates
Trust
Series 2005-1 5A2 6.00% 3/25/35 ♦	180,004	52,348
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-3 A4 5.50% 5/25/35	2,378,562	2,453,633
Series 2006-2 3A1 5.75% 3/25/36	988,516	989,666
Series 2006-3 A11 5.50% 3/25/36	1,210,959	1,234,184
Series 2006-20 A1 5.50% 12/25/21	333,997	337,055
Series 2006-AR5 2A1 3.328% 4/25/36 ●	1,108,147	1,045,640
Total Non-Agency Collateralized Mortgage Obligations (cost $87,906,558)		90,248,078

Non-Agency Commercial Mortgage-Backed Securities – 6.00%
Banc of America Commercial Mortgage Trust
Series 2017-BNK3 C 4.352% 2/15/50 ●	1,490,000	1,531,965
BANK
Series 2017-BNK4 XA 1.461% 5/15/50 ●	19,162,800	1,946,310
Series 2017-BNK5 A5 3.39% 6/15/60	6,515,000	6,736,420
Series 2017-BNK5 B 3.896% 6/15/60	2,775,000	2,839,052
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW18 A4 5.70% 6/11/50	1,603,707	1,609,822
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	4,440,000	4,529,089
Series 2016-CD2 A4 3.526% 11/10/49 ●	3,000,000	3,118,317
CFCRE Commercial Mortgage Trust
Series 2011-C2 C 144A 5.753% 12/15/47 #●	1,745,000	1,929,584
Series 2016-C7 A3 3.839% 12/10/54	9,165,000	9,621,836
Series 2017-C8 A4 3.572% 6/15/50	2,000,000	2,053,147
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	3,540,000	3,701,908

NQ-189 [7/17] 9/17 (256296)     39

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2015-GC27 A5 3.137% 2/10/48	6,497,146	$6,558,348
Series 2016-P3 A4 3.329% 4/15/49	4,000,000	4,098,196
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	4,205,000	4,256,303
Series 2013-WWP A2 144A 3.424% 3/10/31 #	1,550,000	1,624,108
Series 2014-CR19 A5 3.796% 8/10/47	2,885,000	3,041,907
Series 2014-CR20 AM 3.938% 11/10/47	10,325,000	10,803,947
Series 2015-3BP A 144A 3.178% 2/10/35 #	10,890,000	11,089,268
Series 2015-CR23 A4 3.497% 5/10/48	5,500,000	5,692,299
DB-JPM
Series 2016-C1 A4 3.276% 5/10/49	8,785,000	8,983,074
Series 2016-C3 A5 2.89% 9/10/49	4,465,000	4,419,850
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.685% 11/10/46 #●	5,960,000	6,505,975
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	17,610,000	18,335,544
Series 2014-GRCE B 144A 3.52% 6/10/28 #	3,000,000	3,091,158
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #●	4,765,000	5,049,610
Series 2015-GC32 A4 3.764% 7/10/48	3,086,000	3,260,117
Series 2017-GS5 A4 3.674% 3/10/50	6,835,000	7,175,298
Series 2017-GS5 XA 0.826% 3/10/50 ●	57,788,328	3,838,960
Series 2017-GS6 A3 3.433% 5/10/50	3,380,000	3,477,858
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	2,980,000	3,146,213
Series 2015-C33 A4 3.77% 12/15/48	7,480,000	7,889,603
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	9,250,000	9,353,636
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.525% 8/12/37 ●	1,765,000	1,831,089
Series 2011-C5 C 144A 5.407% 8/15/46 #●	3,780,000	4,083,547
Series 2013-LC11 B 3.499% 4/15/46	6,810,000	6,863,107
Series 2015-JP1 A5 3.914% 1/15/49	3,745,000	4,009,560
Series 2016-JP2 A4 2.822% 8/15/49	3,780,000	3,721,285
Series 2016-JP3 B 3.397% 8/15/49 ●	1,535,000	1,514,392
Series 2016-WIKI A 144A 2.798% 10/5/31 #	3,250,000	3,304,341
Series 2016-WIKI B 144A 3.201% 10/5/31 #	3,250,000	3,317,497
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	4,747,919	3,798,335
Morgan Stanley BAML Trust
Series 2014-C17 A5 3.741% 8/15/47	3,805,000	4,000,605
Series 2015-C23 A4 3.719% 7/15/50	12,915,000	13,557,770

40     NQ-189 [7/17] 9/17 (256296)

(Unaudited)

		Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Morgan Stanley BAML Trust
Series 2015-C26 A5 3.531% 10/15/48		3,910,000	$4,053,461
Series 2016-C29 A4 3.325% 5/15/49		3,810,000	3,887,931
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●		7,229,000	6,805,019
Series 2006-T21 B 144A 5.239% 10/12/52 #●		2,000,000	2,000,327
Series 2016-BNK2 B 3.485% 11/15/49		1,500,000	1,492,509
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47		1,325,000	1,363,616
Series 2015-C30 XA 1.001% 9/15/58 ●		30,483,735	1,835,566
Series 2015-NXS3 A4 3.617% 9/15/57		7,645,000	7,972,368
Series 2016-BNK1 A3 2.652% 8/15/49		5,770,000	5,598,096
Series 2016-BNK1 B 2.967% 8/15/49		380,000	362,791
Series 2017-C38 A5 3.453% 7/15/50		4,140,000	4,259,895
WF-RBS Commercial Mortgage Trust
Series 2012-C10 A3 2.875% 12/15/45		6,330,115	6,435,444
Total Non-Agency Commercial Mortgage-Backed Securities (cost $270,499,784)			267,377,273

Regional Bonds – 0.46%Δ
Argentina – 0.22%
Provincia de Buenos Aires 144A 7.875% 6/15/27 #		3,035,000	3,105,321
Provincia de Cordoba
144A 7.125% 6/10/21 #		1,809,000	1,896,737
144A 7.125% 8/1/27 #		4,815,000	4,723,033
			9,725,091
Australia – 0.15%
New South Wales Treasury 4.00% 5/20/26	AUD	2,363,900	2,060,994
Queensland Treasury
144A 2.75% 8/20/27 #	AUD	2,839,000	2,188,267
144A 3.25% 7/21/28 #	AUD	2,933,000	2,343,415
			6,592,676
Canada – 0.09%
Province of Ontario Canada 3.45% 6/2/45	CAD	2,594,000	2,141,904
Province of Quebec Canada 6.00% 10/1/29	CAD	1,985,000	2,088,696
			4,230,600
Total Regional Bonds (cost $20,659,337)			20,548,367

Sovereign Bonds – 7.71%Δ
Argentina – 0.75%
Argentine Bonos del Tesoro
15.50% 10/17/26	ARS	61,053,000	4,022,609

NQ-189 [7/17] 9/17 (256296)     41

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

		Principal amount°	Value (US $)
Sovereign Bonds Δ (continued)
Argentina (continued)
Argentine Bonos del Tesoro
16.00% 10/17/23	ARS	144,927,000	$8,830,100
22.75% 3/5/18	ARS	207,486,000	12,823,966
Argentine Republic Government International Bond
5.625% 1/26/22		4,375,000	4,495,313
144A 7.125% 6/28/17 #		3,705,000	3,369,697
			33,541,685
Bahrain – 0.08%
Bahrain Government International Bond 144A
7.00% 10/12/28 #		3,500,000	3,605,431
			3,605,431
Bermuda – 0.07%
Bermuda Government International Bond 144A
3.717% 1/25/27 #		3,200,000	3,243,744
			3,243,744
Bolivia – 0.08%
Bolivian Government International Bond 144A
4.50% 3/20/28 #		3,625,000	3,538,906
			3,538,906
Brazil – 0.70%
Banco Nacional de Desenvolvimento Economico e Social
144A 4.75% 5/9/24 #		3,295,000	3,268,640
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/25	BRL	82,610,000	26,726,821
Brazilian Government International Bond 6.00% 4/7/26 *		1,200,000	1,320,000
			31,315,461
Canada – 0.02%
Canadian Government Bond 2.75% 12/1/48	CAD	1,202,000	1,021,085
			1,021,085
Chile – 0.13%
Bonos de la Tesoreria de la Republica en pesos
4.50% 3/1/21	CLP	3,605,000,000	5,854,459
			5,854,459
Colombia – 0.12%
Colombia Government International Bond 5.00% 6/15/45		5,024,000	5,121,968
			5,121,968
Costa Rica – 0.05%
Costa Rica Government International Bond 144A
4.25% 1/26/23 #		2,070,000	2,038,950
			2,038,950

42     NQ-189 [7/17] 9/17 (256296)

(Unaudited)

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Croatia – 0.11%
Croatia Government International Bond 144A
5.50% 4/4/23 #*		4,215,000	$4,688,956
			4,688,956
Ecuador – 0.09%
Ecuador Government International Bond 144A
8.75% 6/2/23 #		3,900,000	3,909,750
			3,909,750
Egypt – 0.12%
Egypt Government International Bond
144A 6.125% 1/31/22 #		1,500,000	1,550,400
144A 8.50% 1/31/47 #*		3,600,000	3,922,402
			5,472,802
Hungary – 0.36%
Hungary Government Bond 3.00% 6/26/24	HUF	2,966,950,000	11,974,219
Hungary Government International Bond 5.75% 11/22/23		3,600,000	4,155,822
			16,130,041
India – 0.08%
Export-Import Bank of India 144A 3.375% 8/5/26 #		3,800,000	3,725,490
			3,725,490
Indonesia – 0.33%
Indonesia Government International Bond 144A
5.125% 1/15/45 #		1,200,000	1,304,282
Indonesia Treasury Bond
7.50% 8/15/32	IDR	69,753,000,000	5,300,579
8.375% 9/15/26	IDR	71,130,000,000	5,786,920
9.00% 3/15/29	IDR	29,522,000,000	2,528,844
			14,920,625
Ivory Coast – 0.13%
Ivory Coast Government International Bond 144A
6.125% 6/15/33 #		5,900,000	5,795,541
			5,795,541
Japan – 0.04%
Japan Bank for International Cooperation 2.875% 7/21/27		1,715,000	1,718,176
			1,718,176
Jordan – 0.09%
Jordan Government International Bond 144A
5.75% 1/31/27 #		3,980,000	3,964,737
			3,964,737
Mexico – 0.83%
Mexican Bonos
5.75% 3/5/26	MXN	183,586,800	9,587,454
6.50% 6/9/22	MXN	426,030,000	23,707,155

NQ-189 [7/17] 9/17 (256296)     43

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Mexico (continued)
Mexico Government International Bond
4.15% 3/28/27		1,615,000	$1,688,079
4.35% 1/15/47		2,200,000	2,105,400
			37,088,088
New Zealand – 0.13%
New Zealand Government Bond 2.75% 4/15/25	NZD	7,780,000	5,812,503
			5,812,503
Nigeria – 0.11%
Nigeria Government International Bond 144A
7.875% 2/16/32 #		4,600,000	5,093,005
			5,093,005
Peru – 0.25%
Peruvian Government International Bond
144A 6.90% 8/12/37 #	PEN	18,000,000	6,098,398
6.95% 8/12/31	PEN	15,370,000	5,251,000
			11,349,398
Poland – 0.31%
Republic of Poland Government Bond
2.50% 7/25/26	PLN	42,290,000	11,072,494
3.25% 7/25/25	PLN	9,401,000	2,627,940
			13,700,434
Republic of Korea – 0.22%
Export-Import Bank of Korea
144A 3.00% 5/22/18 #	NOK	1,400,000	180,855
4.00% 6/7/27	AUD	1,660,000	1,329,339
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	9,145,396,168	8,252,089
			9,762,283
Russia – 0.05%
Russian Foreign Bond - Eurobond 144A 4.75% 5/27/26 #		2,200,000	2,307,470
			2,307,470
South Africa – 0.64%
Republic of South Africa Government Bond
8.00% 1/31/30	ZAR	277,095,000	19,252,234
8.75% 1/31/44	ZAR	77,829,000	5,280,265
Republic of South Africa Government International Bond
5.875% 5/30/22 *		3,460,000	3,805,765
			28,338,264
Sri Lanka – 0.13%
Sri Lanka Government International Bond
144A 6.20% 5/11/27 #		2,790,000	2,880,683

44     NQ-189 [7/17] 9/17 (256296)

(Unaudited)

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Sri Lanka (continued)
Sri Lanka Government International Bond
144A 6.825% 7/18/26 #		2,510,000	$2,710,833
			5,591,516
Turkey – 1.25%
Export Credit Bank of Turkey 144A 5.375% 10/24/23 #		4,565,000	4,676,021
Turkey Government Bond 8.00% 3/12/25	TRY	191,761,000	47,976,348
Turkey Government International Bond 3.25% 3/23/23		3,200,000	3,039,488
			55,691,857
Ukraine – 0.10%
Ukraine Government International Bond 144A
7.75% 9/1/22 #		4,500,000	4,623,750
			4,623,750
United Kingdom – 0.05%
United Kingdom Gilt 3.50% 1/22/45	GBP	1,169,100	2,069,687
			2,069,687
Uruguay – 0.29%
Uruguay Government International Bond 144A
9.875% 6/20/22 #	UYU	345,710,000	13,036,414
			13,036,414
Total Sovereign Bonds (cost $336,404,532)			344,072,476

Supranational Banks – 1.15%
Asian Development Bank
3.50% 5/30/24	NZD	1,775,000	1,334,667
6.00% 2/24/21	INR	212,300,000	3,355,939
Banque Ouest Africaine de Developpement 144A
5.00% 7/27/27 #		4,640,000	4,650,672
Inter-American Development Bank 6.25% 6/15/21	IDR	171,050,000,000	12,829,726
International Bank for Reconstruction & Development
1.296% 4/17/19 ●		1,269,000	1,268,695
2.50% 11/25/24		2,469,000	2,495,120
3.375% 1/25/22	NZD	3,300,000	2,516,129
3.50% 1/22/21	NZD	12,150,000	9,333,805
4.625% 10/6/21	NZD	2,649,000	2,119,637
International Finance
3.625% 5/20/20	NZD	1,035,000	797,937
3.75% 8/9/27	NZD	1,795,000	1,335,811
6.30% 11/25/24	INR	584,660,000	9,261,281
Total Supranational Banks (cost $49,342,028)			51,299,419

NQ-189 [7/17] 9/17 (256296)     45

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
US Treasury Obligations – 2.91%
US Treasury Bill
0.92% 8/3/17	9,805,720	$9,805,210
US Treasury Bond
3.00% 5/15/47	84,705,000	86,554,618
US Treasury Notes
1.75% 6/30/22	12,590,000	12,543,278
2.375% 5/15/27	20,890,000	21,049,119
Total US Treasury Obligations (cost $129,902,360)		129,952,225

	Number of
	shares
Common Stock – 0.00%
Century Communications =†	7,875,000	0
Total Common Stock (cost $238,403)		0

Convertible Preferred Stock – 0.41%
A Schulman 6.00% exercise price $52.33ψ	1,531	1,194,440
American Tower 5.50% exercise price $115.11, maturity
date 2/15/18	4,563	546,191
AMG Capital Trust II 5.15% exercise price $200.00,
maturity date 10/15/37	28,740	1,780,084
Bank of America 7.25% exercise price $50.00, maturity
date 12/31/49	1,477	1,917,146
Becton Dickinson 6.125% exercise price $211.80, maturity
date 5/1/20	17,878	999,201
Crown Castle International 6.875% exercise price $115.20,
maturity date 8/1/20	179	190,349
DTE Energy 6.50% exercise price $116.31, maturity date
10/1/19	27,354	1,492,434
El Paso Energy Capital Trust I 4.75% exercise price
$50.00, maturity date 3/31/28	48,135	2,390,384
Huntington Bancshares 8.50% exercise price $11.95ψ	1,768	2,554,760
Teva Pharmaceutical Industries 7.00% exercise price
$75.00, maturity date 12/15/18	953	556,552
T-Mobile US 5.50% exercise price $31.02, maturity date
12/15/17	10,855	1,088,214
Wells Fargo & Co. 7.50% exercise price $156.71ψ	1,605	2,130,637
Welltower 6.50% exercise price $57.42ψ	24,012	1,570,385
Total Convertible Preferred Stock (cost $16,970,788)		18,410,777

Preferred Stock – 0.68%
Bank of America 6.50% ●	5,975,000	6,751,750
General Electric 5.00% ●	13,537,000	14,288,845
Integrys Holdings 6.00% ●	205,350	5,428,941

46     NQ-189 [7/17] 9/17 (256296)

(Unaudited)

	Number of
	shares	Value (US $)
Preferred Stock (continued)
USB Realty 2.451% #●	4,485,000	$3,991,650
Total Preferred Stock (cost $28,741,036)		30,461,186

	Number of
	contracts
Options Purchased – 0.01%
Currency Call Option – 0.00%
USD vs JPY strike price JPY 109.00, expiration date
9/27/17 (BAML)	13,520,000	144,704
		144,704
Currency Put Options – 0.01%
USD vs BRL strike price BRL 3.50, expiration date
9/27/17 (BAML)	6,760,000	13,075
USD vs KRW strike price KRW 1,160.00, expiration date
9/27/17 (BAML)	6,760,000	28,821
USD vs MXN strike price MXN 18.50, expiration date
9/27/17 (BAML)	6,760,000	53,464
USD vs MXN strike price MXN 19.00, expiration date
8/11/17 (BAML)	5,200,000	354
USD vs TRY strike price TRY 3.75, expiration date
09/27/17 (BAML)	6,760,000	32,486
USD vs TWD strike price TWD 30.50, expiration date
9/27/17 (BAML)	6,760,000	28,986
		157,186
Total Options Purchased (cost $689,723)		301,890

	Principal amount°
Short-Term Investments – 0.21%
Repurchase Agreements – 0.21%
Bank of America Merrill Lynch
0.97%, dated 7/31/17, to be repurchased on 8/1/17,
repurchase price $1,702,662 (collateralized by US
government obligations 0.125% 4/15/18; market value
$1,736,669)	1,702,616	1,702,616
Bank of Montreal
0.90%, dated 7/31/17, to be repurchased on 8/1/17,
repurchase price $4,256,646 (collateralized by US
government obligations 0.00%–4.375%
1/11/18-8/15/40; market value $4,341,671)	4,256,540	4,256,540

NQ-189 [7/17] 9/17 (256296)     47

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
1.04%, dated 7/31/17, to be repurchased on 8/1/17,
repurchase price $3,345,941 (collateralized by US
government obligations 0.00%–2.50%
10/12/17–8/15/46; market value $3,412,761)	3,345,844	$3,345,844
Total Short-Term Investments (cost $9,305,000)		9,305,000
Total Value of Securities Before Securities
Lending Collateral – 99.01%
(cost $4,353,602,347)		4,417,117,017

Security Lending Collateral – 2.76%
Certificates of Deposit – 0.64%≠
Australia & New Zealand Banking Group (London) 1.18%
8/1/17	5,545,000	5,545,000
Canadian Imperial Bank of Commerce (Cayman) 1.06%
8/1/17	5,545,000	5,545,000
Commonwealth Bank of Australia (London) 1.15% 8/1/17	4,084,000	4,084,000
National Australia Bank (Cayman) 1.06% 8/1/17	3,486,000	3,486,000
National Bank of Canada (Montreal) 1.07% 8/1/17	5,545,000	5,545,000
Royal Bank of Canada (Toronto) 1.09% 8/1/17	4,383,000	4,383,000
		28,588,000
Commercial Paper – 0.40%≠
Bank of Montreal (Chicago)
1.34% 11/9/17	700,000	700,657
1.36% 10/17/17	692,000	692,268
Bank of Nova Scotia
1.25% 5/4/18	800,000	799,906
1.42% 7/6/18	431,000	430,978
1.67% 2/14/18	900,000	901,514
1.72% 9/27/17	600,000	600,473
Commonwealth Bank of Australia
1.40% 6/1/18	800,000	800,354
1.48% 11/3/17	657,000	657,558
Microsoft 1.10% 8/16/17	1,134,000	1,133,440
National Australia Bank (New York)
1.43% 4/5/18	772,000	772,432
1.67% 10/13/17	1,284,000	1,285,100
Royal Bank of Canada (New York)
1.35% 8/4/17	349,000	349,020
1.55% 3/16/18	812,000	812,856

48     NQ-189 [7/17] 9/17 (256296)

(Unaudited)

	Principal amount°	Value (US $)
Security Lending Collateral (continued)
Commercial Paper≠ (continued)
Toronto-Dominion Bank (New York)
1.25% 5/3/18	730,000	$730,023
1.40% 5/23/18	561,000	560,992
1.80% 10/16/17	866,000	867,005
Toyota Motor Credit 1.43% 8/10/17	560,000	560,041
Wells Fargo Bank
1.31% 11/7/17	1,000,000	1,000,084
1.42% 6/1/18	600,000	600,064
1.46% 2/6/18	435,000	435,542
1.69% 10/23/17	300,000	300,295
Westpac Banking (New York)
1.38% 7/18/18	329,000	328,922
1.40% 5/24/18	739,000	739,226
1.43% 4/12/18	800,000	800,402
1.73% 9/26/17	900,000	900,700
		17,759,852
Repurchase Agreements – 1.72%
Bank of Montreal
1.03%, dated 7/31/17, to be repurchased on 8/1/17,
repurchase price $19,425,775 (collateralized by US
government obligations 0.125%–3.625%
4/30/18–12/31/21; market value $19,813,771)	19,425,219	19,425,219
Bank of Nova Scotia
1.03%, dated 7/31/17, to be repurchased on 8/1/17,
repurchase price $28,656,264 (collateralized by US
government obligations 0.00%–3.875%
8/17/17–7/15/22; market value $29,229,425)	28,655,444	28,655,444
JPMorgan Securities
1.04%, dated 7/31/17, to be repurchased on 8/1/17,
repurchase price $28,656,272 (collateralized by US
government obligations 0.625%–1.625%
1/15/18–7/15/21; market value $29,230,245)	28,655,444	28,655,444
		76,736,107
Total Securities Lending Collateral (cost $123,074,978)		123,083,959

Total Value of Securities – 101.77%
(cost $4,476,677,325)		4,540,200,976	■
Obligation to Return Securities Lending Collateral – (2.76%)		(122,995,908)
Receivables and Other Assets Net of Liabilities – 0.99%★		44,242,559
Net Assets Applicable to 508,019,634 Shares Outstanding – 100.00%		$4,461,447,627

NQ-189 [7/17] 9/17 (256296)     49

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2017, the aggregate value of Rule 144A securities was $1,286,114,811, which represents 28.83% of the Fund’s net assets.

*	Fully or partially on loan.
♦
Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

★	Of this amount, $7,938,038 represents cash collateral posted for certain open derivatives and $940,000 cash collateral due to brokers on certain open derivatives as of July 31, 2017.
=
Security is being fair valued in accordance with the Fund’s fair valuation policy. At July 31, 2017, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
«
Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more US banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at July 31, 2017.

■	Includes $118,972,783 of securities loaned.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
ψ	No contractual maturity date.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
†	Non-income producing security.
●	Variable rate security. Each rate shown is as of July 31, 2017. Interest rates reset periodically.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at July 31, 2017.

50     NQ-189 [7/17] 9/17 (256296)

(Unaudited)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at July 31, 2017:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(15,653,216)	USD	12,243,320	9/1/17	$(273,942)
BAML	CAD	(14,956,174)	USD	11,819,512	9/1/17	(182,592)
BAML	COP	31,295,172,103	USD	(10,282,625)	9/1/17	155,413
BAML	EUR	806,800	USD	(927,284)	9/1/17	29,582
BAML	JPY	42,073,028	USD	(374,872)	9/1/17	7,342
BAML	NZD	(20,059,960)	USD	14,702,747	9/1/17	(352,774)
BNP	AUD	(8,872,448)	USD	6,942,193	9/1/17	(152,754)
BNP	NOK	22,694,056	USD	(2,782,118)	9/1/17	106,381
BNP	NZD	(8,074,119)	USD	5,920,904	9/1/17	(138,931)
HSBC	EUR	763,699	USD	(877,376)	9/1/17	28,372
HSBC	GBP	988,229	USD	(1,292,782)	9/1/17	12,624
HSBC	INR	753,462,138	USD	(11,660,792)	9/1/17	46,626
JPMC	KRW	(9,454,439,610)	USD	8,390,819	9/1/17	(51,951)
JPMC	PLN	(9,818,851)	USD	2,674,179	9/1/17	(56,427)
TD	AUD	5,296,912	USD	(4,192,823)	9/1/17	42,908
TD	JPY	3,041,038,463	USD	(27,112,162)	9/1/17	514,288
TD	NZD	(8,074,119)	USD	5,920,525	9/1/17	(139,311)
TD	ZAR	(40,892,795)	USD	3,136,289	9/1/17	51,484
						$(353,662)

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(514)	Euro-Bund	$(99,115,094)	$(98,542,235)	9/8/17	$572,859
(1,583)	US Treasury 5 yr Notes	(186,478,156)	(187,028,976)	10/2/17	(550,820)
(2,326)	US Treasury 10 yr Notes	(292,431,956)	(292,821,594)	9/21/17	(389,638)
1,348	US Treasury Long Bonds	207,787,092	206,201,875	9/21/17	(1,585,217)
		$(370,238,114)			$(1,952,816)

NQ-189 [7/17] 9/17 (256296)     51

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

Swap Contracts

CDS Contracts1

					Upfront
	Swap		Annual		Payments	Unrealized
	Referenced	Notional	Protection	Termination	Paid	Appreciation
Counterparty	Obligation	Amount[2]	Payments	Date	(Received)	(Depreciation)[3]
	Protection
	Purchased:
HSBC	CDX.EM.27[4]	11,075,000	1.00%	6/20/22	$577,774	$(129,050)
	Protection Sold
	/ Moody’s
	ratings:
MSC	CMBX.NA.BBB-.6[5]	16,680,000	3.00%	5/11/63	(1,871,358)	(20,734)
					$(1,293,584)	$(149,784)

Interest Rate Swap Contracts6

		Fixed	Floating
		Interest Rate	Interest Rate		Unrealized
Counterparty &	Notional	Paid	Paid	Termination	Appreciation
Referenced Obligation	Amount[2]	(Received)	(Received)	Date	(Depreciation)[3]
CME - BAML 30 yr IRS	9,220,000	2.767%	(1.311%)	12/21/46	$(371,814)
LCH - BAML 30 yr IRS	2,290,000	2.661%	(1.311%)	1/27/47	(55,459)
LCH - BAML 30 yr IRS	3,655,000	2.687%	(1.311%)	1/30/47	(109,002)
					$(536,275)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional values, notional amount and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(29,811).

4Markit’s CDX Emerging markets Index, or the CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Columbia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey, and Venezuela, which have a S&P credit quality rating of CCC and above.

52     NQ-189 [7/17] 9/17 (256296)

(Unaudited)

5Markit’s CMBX Index or the CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to D (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

6An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
ARS – Argentine Peso
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BNP – BNP Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CLO – Collateralized Loan Obligation
CLP – Chilean Peso
CME – Chicago Mercantile Exchange Inc.
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HSBC – Hong Kong Shanghai Bank
HUF – Hungarian Forint
IDR – Indonesian Rupiah
INR – Indian Rupee
IRS – Interest Rate Swap
JPM – JPMorgan
JPM-BB – JPMorgan Barclays Bank
JPM-DB – JPMorgan Deutsche Bank
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
LB-UBS – Lehman Brothers Union Bank of Switzerland
LCH – London Clearing House

NQ-189 [7/17] 9/17 (256296)     53

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

Summary of abbreviations (continued):
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
PEN – Peruvian Nuevo Sol
PLN – Polish Zloty
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
S&P – Standard & Poor’s Financial Services LLC
TD – Toronto Dominion Bank
TRY – Turkish Lira
USD – US Dollar
UYU – Uruguayan Peso
WF-RBS – Wells Fargo Royal Bank of Scotland
yr – Year
ZAR – South African Rand

See accompanying notes.

54     NQ-189 [7/17] 9/17 (256296)

Notes
Delaware Diversified Income Fund	July 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Adviser Funds (Trust) – Delaware Diversified Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, interest rate swap options contracts (swaptions) and interest rate contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

NQ-189 [7/17] 9/17 (256296)     55

(Unaudited)

2. Investments

At July 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$4,476,677,325
Aggregate unrealized appreciation of investments	$118,379,670
Aggregate unrealized depreciation of investments	(54,856,019)
Net unrealized appreciation	$63,523,651

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

56     NQ-189 [7/17] 9/17 (256296)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- & Mortgage-Backed
Securities[1]	$—	$1,080,273,830	$2,021,318	$1,082,295,148
Corporate Debt	—	2,414,277,923	—	2,414,277,923
Municipal Bonds	—	29,507,827	—	29,507,827
Foreign Debt	—	415,920,262	—	415,920,262
Loan Agreements[1]	—	276,599,738	10,085,041	286,684,779
US Treasury Obligations	—	129,952,225	—	129,952,225
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	6,984,358	11,426,419	—	18,410,777
Preferred Stock	—	30,461,186	—	30,461,186
Options Purchased	—	301,890	—	301,890
Short-Term Investments	—	9,305,000	—	9,305,000
Securities Lending Collateral	—	123,083,959	—	123,083,959
Total Value of Securities	$6,984,358	$4,521,110,259	$12,106,359	$4,540,200,976

Derivatives:
Foreign Currency Exchange Contracts	—	(353,662)	—	(353,662)
Futures Contracts	(1,952,816)	—	—	(1,952,816)
Swap Contracts	—	(686,059)	—	(686,059)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-
Backed Securities	—	99.81%	0.19%	100.00%
Loan Agreements	—	96.48%	3.52%	100.00%
Convertible Preferred Stock	37.94%	62.06%	—	100.00%

The security that has been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended July 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

NQ-189 [7/17] 9/17 (256296)     57

(Unaudited)

3. Recent Accounting Pronouncements

In Oct. 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement preparation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the Aug. 1, 2017 compliance date.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

58     NQ-189 [7/17] 9/17 (256296)

Schedule of investments
Delaware U.S. Growth Fund	July 31, 2017 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 100.65%✧
Consumer Discretionary – 11.78%
Dollar General	700,572	$52,654,992
Liberty Global Class A †	600,221	20,323,483
Liberty Global Class C †	2,225,048	72,914,823
Liberty Interactive Corp. QVC Group Class A †	4,232,637	101,329,330
TripAdvisor †	1,332,133	51,979,830
		299,202,458
Financial Services – 6.64%
Charles Schwab	1,690,963	72,542,313
Intercontinental Exchange	1,440,326	96,084,147
		168,626,460
Healthcare – 17.66%
Allergan	270,468	68,247,190
Biogen †	333,855	96,681,069
Celgene †	1,020,650	138,206,217
DENTSPLY SIRONA	986,488	61,191,851
Quintiles IMS Holdings †	927,456	83,981,141
		448,307,468
Industrials – 5.61%
FedEx	420,392	87,454,148
Nielsen Holdings	1,276,967	54,922,351
		142,376,499
Real Estate – 6.59%
Crown Castle International	1,090,055	109,637,732
Equinix	128,139	57,756,091
		167,393,823
Technology – 52.37%
Alphabet Class A †	105,065	99,338,957
Alphabet Class C †	76,754	71,419,597
ASML Holding	356,498	53,592,344
eBay †	2,851,045	101,867,838
Electronic Arts †	667,578	77,933,056
Facebook Class A †	548,626	92,854,951
Intuit	393,016	53,925,725
Mastercard Class A	939,518	120,070,400
Microsoft	2,111,296	153,491,219
NVIDIA	283,923	46,140,327
PayPal Holdings †	2,988,399	174,970,761
Symantec	2,733,582	84,713,706
Take-Two Interactive Software †	641,675	51,000,329

NQ-101 [7/17] 9/17 (256130)     1

Schedule of investments
Delaware U.S. Growth Fund

	Number of shares	Value (US $)
Common Stock✧ (continued)
Technology (continued)
Visa Class A	1,491,871	$148,530,677
		1,329,849,887
Total Common Stock (cost $1,918,396,034)		2,555,756,595
Total Value of Securities – 100.65%
(cost $1,918,396,034)		2,555,756,595

Liabilities Net of Receivables and Other Assets – (0.65%)		(16,568,237)
Net Assets Applicable to 95,113,919 Shares Outstanding – 100.00%		$2,539,188,358

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

See accompanying notes.

2     NQ-101 [7/17] 9/17 (256130)

Notes
Delaware U.S. Growth Fund	July 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Adviser Funds (Trust) – Delaware U.S. Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At July 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$1,918,396,034
Aggregate unrealized appreciation of investments	$691,177,633
Aggregate unrealized depreciation of investments	(53,817,072)
Net unrealized appreciation of investments	$637,360,561

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

NQ-101 [7/17] 9/17 (256130)     3

(Unaudited)

2. Investments (continued)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2017:

Securities	Level 1
Assets:
Common Stock	$2,555,756,595

During the period ended July 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At July 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the Aug. 1, 2017 compliance date.

4     NQ-101 [7/17] 9/17 (256130)

(Unaudited)

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-101 [7/17] 9/17 (256130)     5

Schedule of investments
Delaware Global Real Estate Opportunities Fund	July 31, 2017 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 95.42%Δ
Australia – 6.31%
Charter Hall Group	89,257	$370,595
Dexus	178,891	1,342,398
Goodman Group	259,248	1,650,891
GPT Group-In Specie =†	1,377,200	20,216
Scentre Group	266,926	881,924
		4,266,024
Canada – 1.14%
Canadian Real Estate Investment Trust	21,400	774,296
		774,296
China/Hong Kong – 6.84%
Cheung Kong Property Holdings	238,000	1,927,267
Hongkong Land Holdings	88,609	666,340
Link REIT	136,000	1,105,649
Sun Hung Kai Properties	59,724	925,207
		4,624,463
France – 3.00%
Gecina	3,360	507,538
Unibail-Rodamco	6,094	1,524,695
		2,032,233
Germany – 3.10%
alstria office REIT	23,928	351,100
Deutsche Wohnen	43,977	1,743,228
		2,094,328
Ireland – 1.50%
Green REIT	582,998	1,017,286
		1,017,286
Japan – 5.61%
Japan Rental Housing Investments	668	497,463
Mitsui Fudosan	68,100	1,565,599
Orix JREIT	134	203,470
Sumitomo Realty & Development	45,000	1,364,552
United Urban Investment	110	164,035
		3,795,119
Singapore – 4.20%
CapitaLand	289,400	788,021
City Developments	130,600	1,085,161
Mapletree Commercial Trust	816,601	967,158
		2,840,340
Spain – 1.26%
Merlin Properties Socimi	63,480	855,180
		855,180

NQ-223 [7/17] 9/17 (256283) 1

Schedule of investments
Delaware Global Real Estate Opportunities Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
United Kingdom – 6.71%
Assura	575,939	$487,092
Capital & Counties Properties	172,078	652,966
Grainger	449,727	1,558,782
Shaftesbury	79,547	1,031,701
UNITE Group	91,703	811,863
		4,542,404
United States – 55.75%
AvalonBay Communities	7,958	1,530,721
Boston Properties	3,766	455,347
Brixmor Property Group	48,886	957,677
Brookdale Senior Living †	174,053	2,471,553
Camden Property Trust	7,210	646,737
Columbia Property Trust	28,674	623,659
CoreSite Realty	4,078	442,789
Crown Castle International	14,194	1,427,633
DCT Industrial Trust	20,907	1,177,900
DDR	44,616	454,637
Empire State Realty Trust	16,242	339,295
EPR Properties	2,315	167,560
Equinix	1,500	676,095
Equity Commonwealth †	25,152	794,300
Equity LifeStyle Properties	6,986	609,878
Equity Residential	22,339	1,520,392
Essex Property Trust	2,506	655,820
Extra Space Storage	4,298	341,691
Forest City Realty Trust	35,045	854,397
GGP	100,617	2,274,950
HCP	60,037	1,900,171
Host Hotels & Resorts	16,869	314,776
Invitation Homes	28,729	612,502
JBG SMITH Properties †	6,333	224,695
Kilroy Realty	3,391	235,369
Kimco Realty	63,356	1,278,524
MGM Growth Properties	39,744	1,189,538
National Health Investors	7,163	553,342
Prologis	20,095	1,221,977
Public Storage	2,612	536,949
Realty Income	16,672	951,304
Regency Centers	21,827	1,445,384
Simon Property Group	10,509	1,665,677
SL Green Realty	2,266	234,010
Sunstone Hotel Investors	29,168	474,855

2 NQ-223 [7/17] 9/17 (256283)

(Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
United States (continued)
UDR	29,202	$1,141,506
Urban Edge Properties	23,276	584,926
VEREIT	106,798	887,491
Vornado Realty Trust	14,166	1,124,072
Weingarten Realty Investors	32,600	1,058,196
Welltower	22,600	1,658,614
		37,716,909
Total Common Stock (cost $61,477,463)		64,558,582

Right – 0.01%Δ
France – 0.01%
Gecina exercise price EUR 110.50, expiration date
8/11/17 †	2,590	7,690
Total Right (cost $0)		7,690

	Principal amount°
Short-Term Investments – 4.25%
Repurchase Agreements – 3.21%
Bank of America Merrill Lynch
0.97%, dated 7/31/17, to be repurchased on 8/1/17,
repurchase price $397,257 (collateralized by US
government obligations 0.125% 4/15/18;
market value $405,192)	397,247	397,247
Bank of Montreal
0.90%, dated 7/31/17, to be repurchased on 8/1/17,
repurchase price $993,141 (collateralized by US
government obligations 0.00%–4.375%
1/11/18–8/15/40; market value $1,012,979)	993,116	993,116
BNP Paribas
1.04%, dated 7/31/17, to be repurchased on 8/1/17,
repurchase price $780,660 (collateralized by US
government obligations 0.00%–2.50%
10/12/17–8/15/46; market value $796,250)	780,637	780,637
		2,171,000
US Treasury Obligation – 1.04%≠
US Treasury Bill 0.92% 8/3/17	702,546	702,510
		702,510
Total Short-Term Investments (cost $2,873,510)		2,873,510

NQ-223 [7/17] 9/17 (256283) 3

Schedule of investments
Delaware Global Real Estate Opportunities Fund (Unaudited)

Total Value of Securities – 99.68%
(cost $64,350,973)	$67,439,782
Receivables and Other Assets Net of Liabilities – 0.32%	213,499
Net Assets Applicable to 8,870,353 Shares Outstanding – 100.00%	$67,653,281

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At July 31, 2017, the aggregate value of fair valued securities was $20,216, which represents 0.03% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

The following foreign currency exchange contract was outstanding at July 31, 2017:

Foreign Currency Exchange Contract

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	AUD	322,231	USD	(256,979)	8/1/17	$803

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
AUD – Australian Dollar
BNYM – BNY Mellon
EUR – European Monetary Unit
JREIT – Japanese Real Estate Investment Trust
REIT – Real Estate Investment Trust
USD – US Dollar

See accompanying notes.

4 NQ-223 [7/17] 9/17 (256283)

Notes
Delaware Global Real Estate Opportunities Fund	July 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Adviser Funds (Trust) – Delaware Global Real Estate Opportunities Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At July 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$64,350,973
Aggregate unrealized appreciation of investments	$3,930,729
Aggregate unrealized depreciation of investments	(841,920)
Net unrealized appreciation of investments	$3,088,809

NQ-223 [7/17] 9/17 (256283) 5

(Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At Oct. 31, 2016, pre-enactment capital loss carryforwards available to offset future realized capital gains, through the indicated expiration dates for the Fund were as follows: $50,784,384 expires in 2017, and $3,400,957 expires in 2018. At Oct. 31, 2016, there were no post-enactment capital loss carryforwards incurred that will be carried forward under the Act.

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

6 NQ-223 [7/17] 9/17 (256283)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Australia	$4,245,808	$—	$20,216	$4,266,024
Canada	774,296	—	—	774,296
China/Hong Kong	4,624,463	—	—	4,624,463
France	2,032,233	—	—	2,032,233
Germany	2,094,328	—	—	2,094,328
Ireland	1,017,286	—	—	1,017,286
Japan	3,795,119	—	—	3,795,119
Singapore	2,840,340	—	—	2,840,340
Spain	855,180	—	—	855,180
United Kingdom	4,542,404	—	—	4,542,404
United States	37,716,909	—	—	37,716,909
Right	—	7,690	—	7,690
Short-Term Investments	—	2,873,510	—	2,873,510
Total Value of Securities	$64,538,366	$2,881,200	$20,216	$67,439,782

Derivatives:
Foreign Currency Exchange Contracts	$—	$803	$—	$803

During the period ended July 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund did not utilize international fair value pricing at July 31, 2017. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

NQ-223 [7/17] 9/17 (256283) 7

(Unaudited)

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amounts relate to Regulation S-X which sets forth the form and content of financial statements. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the Aug. 1, 2017 compliance date.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8 NQ-223 [7/17] 9/17 (256283)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: